UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin DynaTech Fund
Class A [FKDNX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	108-STSR-0526

Franklin DynaTech Fund
Class C [FDYNX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$71	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	208-STSR-0526

Franklin DynaTech Fund
Class R [FDNRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$48	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	818-STSR-0526

Franklin DynaTech Fund
Class R6 [FDTRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$21	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	328-STSR-0526

Franklin DynaTech Fund
Advisor Class [FDYZX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$24	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	628-STSR-0526

Franklin Growth Fund
Class A [FKGRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$38	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	106-STSR-0526

Franklin Growth Fund
Class C [FRGSX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$75	1.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	206-STSR-0526

Franklin Growth Fund
Class R [FGSRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$50	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	806-STSR-0526

Franklin Growth Fund
Class R6 [FIFRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$22	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	366-STSR-0526

Franklin Growth Fund
Advisor Class [FCGAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$26	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	606-STSR-0526

Franklin Income Fund
Class A [FKIQX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	1109-STSR-0526

Franklin Income Fund
Class A1 [FKINX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	109-STSR-0526

Franklin Income Fund
Class C [FCISX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$57	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	209-STSR-0526

Franklin Income Fund
Class R [FISRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$49	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	809-STSR-0526

Franklin Income Fund
Class R6 [FNCFX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$21	0.41%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	390-STSR-0526

Franklin Income Fund
Advisor Class [FRIAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$24	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	609-STSR-0526

Franklin U.S. Government Securities Fund
Class A [FKFSX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	1110-STSR-0526

Franklin U.S. Government Securities Fund
Class A1 [FKUSX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$39	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	110-STSR-0526

Franklin U.S. Government Securities Fund
Class C [FRUGX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.27%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	210-STSR-0526

Franklin U.S. Government Securities Fund
Class R [FUSRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$56	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	810-STSR-0526

Franklin U.S. Government Securities Fund
Class R6 [FGORX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	320-STSR-0526

Franklin U.S. Government Securities Fund
Advisor Class [FUSAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	610-STSR-0526

Franklin Utilities Fund
Class A [FKUQX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	1107-STSR-0526

Franklin Utilities Fund
Class A1 [FKUTX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	107-STSR-0526

Franklin Utilities Fund
Class C [FRUSX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$63	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	207-STSR-0526

Franklin Utilities Fund
Class R [FRURX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	807-STSR-0526

Franklin Utilities Fund
Class R6 [FUFRX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	370-STSR-0526

Franklin Utilities Fund
Advisor Class [FRUAX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	607-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Custodian Funds
Financial Statements and Other Important Information
Semi-Annual | March 31, 2026
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 63
Notes to Financial Statements 73
Changes In and Disagreements with Accountants 100
Results of Meeting(s) of Shareholders 100
Remuneration Paid to Directors, Officers and Others 100
Board Approval of Management and Subadvisory Agreements 100

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $208.38 $165.87 $116.42 $92.78 $157.23 $121.24
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.48) (0.80) (0.59) (0.38) (0.64) (0.82)
Net realized and unrealized gains (losses) (21.23) 43.31 50.04 24.02 (61.59) 36.81
Total from investment operations ........ (21.71) 42.51 49.45 23.64 (62.23) 35.99
Less distributions from:
Net realized gains ................. (20.80) — — — (2.22) —
Net asset value, end of period .......... $165.87 $208.38 $165.87 $116.42 $92.78 $157.23
Total return
c
....................... (11.61)% 25.63% 42.49% 25.47% (40.15)% 29.68%
Ratios to average net assets
d
Expenses
e
........................ 0.77% 0.77% 0.79% 0.83%
f
0.82%
f
0.79%
f
Net investment (loss) ................ (0.50)% (0.45)% (0.41)% (0.35)% (0.50)% (0.56)%
Supplemental data
Net assets, end of period (000’s) ........ $12,413,952 $14,514,167 $11,920,330 $8,669,145 $7,214,315 $12,129,483
Portfolio turnover rate ................ 14.67%
g
29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $164.16 $131.65 $93.09 $74.75 $128.06 $99.49
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.93) (1.68) (1.34) (0.95) (1.29) (1.55)
Net realized and unrealized gains (losses) (16.15) 34.19 39.90 19.29 (49.80) 30.12
Total from investment operations ........ (17.08) 32.51 38.56 18.34 (51.09) 28.57
Less distributions from:
Net realized gains ................. (20.80) — — — (2.22) —
Net asset value, end of period .......... $126.28 $164.16 $131.65 $93.09 $74.75 $128.06
Total return
c
....................... (11.94)% 24.69% 41.41% 24.55% (40.60)% 28.72%
Ratios to average net assets
d
Expenses
e
........................ 1.52% 1.52% 1.54% 1.58%
f
1.57%
f
1.54%
f
Net investment (loss) ................ (1.25)% (1.20)% (1.16)% (1.10)% (1.26)% (1.31)%
Supplemental data
Net assets, end of period (000’s) ........ $802,025 $1,014,886 $947,544 $774,154 $715,976 $1,339,016
Portfolio turnover rate ................ 14.67%
g
29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $198.71 $158.57 $111.57 $89.14 $151.52 $117.13
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.68) (1.19) (0.92) (0.62) (0.91) (1.14)
Net realized and unrealized gains (losses) (20.12) 41.33 47.92 23.05 (59.25) 35.53
Total from investment operations ........ (20.80) 40.14 47.00 22.43 (60.16) 34.39
Less distributions from:
Net realized gains ................. (20.80) — — — (2.22) —
Net asset value, end of period .......... $157.11 $198.71 $158.57 $111.57 $89.14 $151.52
Total return
c
....................... (11.73)% 25.32% 42.12% 25.16% (40.29)% 29.36%
Ratios to average net assets
d
Expenses
e
........................ 1.02% 1.02% 1.04% 1.08%
f
1.07%
f
1.04%
f
Net investment (loss) ................ (0.75)% (0.70)% (0.66)% (0.60)% (0.75)% (0.81)%
Supplemental data
Net assets, end of period (000’s) ........ $250,489 $299,989 $268,319 $212,068 $188,831 $311,646
Portfolio turnover rate ................ 14.67%
g
29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $222.28 $176.35 $123.35 $97.95 $165.26 $127.01
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.18) (0.22) (0.11) —
c
(0.18) (0.36)
Net realized and unrealized gains (losses) (22.84) 46.15 53.11 25.40 (64.91) 38.61
Total from investment operations ........ (23.02) 45.93 53.00 25.40 (65.09) 38.25
Less distributions from:
Net realized gains ................. (20.80) — — — (2.22) —
Net asset value, end of period .......... $178.46 $222.28 $176.35 $123.35 $97.95 $165.26
Total return
d
....................... (11.47)% 26.04% 42.97% 25.92% (39.92)% 30.12%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.44% 0.44% 0.45% 0.48% 0.46% 0.46%
Expenses net of waiver and payments by
affiliates .......................... 0.44%
f
0.44%
f
0.45%
f
0.47%
g
0.45%
g
0.46%
f,g
Net investment income (loss) .......... (0.17)% (0.12)% (0.07)% —%
h
(0.13)% (0.23)%
Supplemental data
Net assets, end of period (000’s) ........ $7,943,796 $9,653,041 $8,980,818 $7,515,703 $6,322,021 $9,820,184
Portfolio turnover rate ................ 14.67%
i
29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $218.68 $173.63 $121.56 $96.64 $163.27 $125.58
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.25) (0.37) (0.24) (0.11) (0.34) (0.48)
Net realized and unrealized gains (losses) (22.43) 45.42 52.31 25.03 (64.07) 38.17
Total from investment operations ........ (22.68) 45.05 52.07 24.92 (64.41) 37.69
Less distributions from:
Net realized gains ................. (20.80) — — — (2.22) —
Net asset value, end of period .......... $175.20 $218.68 $173.63 $121.56 $96.64 $163.27
Total return
c
....................... (11.50)% 25.95% 42.83% 25.79% (39.99)% 30.01%
Ratios to average net assets
d
Expenses
e
........................ 0.52% 0.52% 0.54% 0.58%
f
0.57%
f
0.54%
f
Net investment (loss) ................ (0.25)% (0.20)% (0.16)% (0.10)% (0.26)% (0.32)%
Supplemental data
Net assets, end of period (000’s) ........ $3,356,773 $3,966,939 $3,280,611 $2,499,474 $2,280,138 $4,352,531
Portfolio turnover rate ................ 14.67%
g
29.61% 11.94% 15.29% 40.72% 18.77%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11 for current period information.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 2.9%
a
Axon Enterprise, Inc. ................................. United States 600,000 $ 254,814,000
Elbit Systems Ltd. ................................... Israel 110,000 93,399,900
a
Karman Holdings, Inc. ................................ United States 1,200,000 96,060,000
a
Kratos Defense & Security Solutions, Inc. ................. United States 2,500,000 176,275,000
a
Rocket Lab Corp. ................................... United States 1,400,000 89,908,000
710,456,900
Air Freight & Logistics 0.0%
†
CH Robinson Worldwide, Inc. .......................... United States 25,000 4,151,750
Automobiles 2.7%
a
Tesla, Inc. ......................................... United States 1,800,000 669,150,000
Biotechnology 4.5%
a
Arcutis Biotherapeutics, Inc. ........................... United States 400,000 9,424,000
a
Argenx SE ........................................ Netherlands 200,000 145,147,818
a
Ascendis Pharma A/S , ADR ........................... Denmark 1,100,000 251,603,000
a
BeOne Medicines Ltd. , ADR ........................... United States 150,000 44,545,500
a
Bridgebio Pharma, Inc. ............................... United States 600,000 44,556,000
a
Insmed, Inc. ....................................... United States 700,000 114,464,000
a
Ionis Pharmaceuticals, Inc. ............................ United States 800,000 60,072,000
a
Krystal Biotech, Inc. ................................. United States 150,000 38,748,000
a
Natera, Inc. ........................................ United States 1,450,000 289,985,500
a
Revolution Medicines, Inc. ............................. United States 250,000 24,312,500
a
Samsung Episholdings Co. Ltd. ......................... South Korea 20,000 6,791,182
a
United Therapeutics Corp. ............................. United States 150,000 88,947,000
1,118,596,500
Broadline Retail 9.6%
a
Amazon.com, Inc. ................................... United States 10,000,000 2,082,700,000
eBay, Inc. ......................................... United States 100,000 9,102,000
a
MercadoLibre, Inc. .................................. Brazil 160,000 276,643,200
2,368,445,200
Capital Markets 0.4%
a
Robinhood Markets, Inc. , A ............................ United States 1,500,000 103,950,000
Communications Equipment 1.3%
a
Arista Networks, Inc. ................................. United States 2,000,000 245,560,000
a
Lumentum Holdings, Inc. .............................. United States 100,000 70,276,000
315,836,000
Construction & Engineering 1.0%
a
Legence Corp. , A ................................... United States 1,450,000 81,867,000
Quanta Services, Inc. ................................ United States 280,000 153,725,600
235,592,600
Electrical Equipment 2.4%
a
Bloom Energy Corp. , A ............................... United States 1,700,000 230,333,000
a
Forgent Power Solutions, Inc. , A ........................ United States 1,200,000 35,124,000
GE Vernova, Inc. .................................... United States 275,000 240,047,500
a
Nextpower, Inc. , A ................................... United States 300,000 36,165,000
Vertiv Holdings Co. , A ................................ United States 200,000 50,116,000
591,785,500
Electronic Equipment, Instruments & Components 4.0%
Advanced Energy Industries, Inc. ....................... United States 50,000 16,135,500
Amphenol Corp. , A .................................. United States 2,350,000 296,922,500
a
Celestica, Inc. ...................................... Canada 2,000,000 563,360,000
a
Coherent Corp. ..................................... United States 150,000 35,731,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Fabrinet .......................................... Thailand 150,000 $ 78,228,000
a
TTM Technologies, Inc. ............................... United States 125,000 12,177,500
1,002,555,000
Energy Equipment & Services 0.7%
Baker Hughes Co. , A ................................. United States 350,000 21,367,500
a
Oceaneering International, Inc. ......................... United States 600,000 21,282,000
TechnipFMC plc .................................... United Kingdom 2,000,000 138,260,000
180,909,500
Entertainment 1.6%
a
Netflix, Inc. ........................................ United States 4,000,000 384,600,000
Financial Services 2.7%
Mastercard, Inc. , A .................................. United States 750,000 374,745,000
Visa, Inc. , A ........................................ United States 1,000,000 302,240,000
676,985,000
Ground Transportation 0.1%
a
Uber Technologies, Inc. ............................... United States 500,000 35,965,000
Health Care Equipment & Supplies 1.2%
a
IDEXX Laboratories, Inc. .............................. United States 100,000 56,189,000
a
Intuitive Surgical, Inc. ................................ United States 500,000 230,495,000
a
Kestra Medical Technologies Ltd. ....................... United States 400,000 7,972,000
a
Medline, Inc. , A ..................................... United States 300,000 13,350,000
308,006,000
Health Care Providers & Services 0.8%
a
Guardant Health, Inc. ................................ United States 1,750,000 161,647,500
a
Hinge Health, Inc. , A ................................. United States 700,000 26,992,000
188,639,500
Health Care Technology 0.1%
a
HeartFlow, Inc. ..................................... United States 750,000 18,247,500
Hotels, Restaurants & Leisure 0.9%
Booking Holdings, Inc. ............................... United States 25,000 105,258,000
a
DoorDash, Inc. , A ................................... United States 800,000 120,120,000
225,378,000
Interactive Media & Services 11.6%
Alphabet, Inc. , A .................................... United States 6,000,000 1,725,360,000
Meta Platforms, Inc. , A ............................... United States 2,000,000 1,144,260,000
2,869,620,000
IT Services 3.9%
a
Akamai Technologies, Inc. ............................. United States 100,000 11,485,000
a
Cloudflare, Inc. , A ................................... United States 2,000,000 412,680,000
a
Shopify, Inc. , A ..................................... Canada 4,500,000 533,944,361
958,109,361
Life Sciences Tools & Services 0.2%
a,b
Samsung Biologics Co. Ltd. , 144A , Reg S ................. South Korea 15,000 15,372,992
a
Tempus AI, Inc. , A ................................... United States 1,000,000 45,220,000
60,592,992
Machinery 0.1%
a
Symbotic, Inc. , A .................................... United States 500,000 26,600,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 2.0%
AstraZeneca plc .................................... United Kingdom 50,000 $ 9,861,000
a
Axsome Therapeutics, Inc. ............................ United States 125,000 21,127,500
Eli Lilly & Co. ...................................... United States 300,000 275,931,000
a
Jazz Pharmaceuticals plc ............................. United States 375,000 70,893,750
a
Ligand Pharmaceuticals, Inc. ........................... United States 525,000 104,816,250
a
Tarsus Pharmaceuticals, Inc. ........................... United States 100,000 7,015,000
489,644,500
Semiconductors & Semiconductor Equipment 28.1%
Advantest Corp. .................................... Japan 250,000 34,501,667
Analog Devices, Inc. ................................. United States 250,000 79,535,000
a
ARM Holdings plc , ADR .............................. United States 100,000 15,128,000
ASML Holding NV , ADR .............................. Netherlands 120,000 158,499,600
Broadcom, Inc. ..................................... United States 4,750,000 1,470,172,500
KLA Corp. ......................................... United States 260,000 382,826,600
Lam Research Corp. ................................. United States 2,100,000 448,686,000
Micron Technology, Inc. ............................... United States 125,000 42,230,000
Monolithic Power Systems, Inc. ......................... United States 250,000 273,337,500
NVIDIA Corp. ...................................... United States 18,000,000 3,139,200,000
a
SiTime Corp. ....................................... United States 100,000 34,535,000
SK Hynix, Inc. ...................................... South Korea 300,000 170,209,538
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 2,000,000 675,900,000
Teradyne, Inc. ...................................... United States 25,000 7,411,500
a
Tower Semiconductor Ltd. ............................. Israel 100,000 17,548,000
6,949,720,905
Software 11.0%
a
AppLovin Corp. , A ................................... United States 800,000 318,400,000
a
Cadence Design Systems, Inc. ......................... United States 500,000 138,935,000
a
Circle Internet Group, Inc. , A ........................... United States 150,000 14,311,500
a
Crowdstrike Holdings, Inc. , A ........................... United States 200,000 78,082,000
Intuit, Inc. ......................................... United States 50,000 21,619,000
Microsoft Corp. ..................................... United States 4,500,000 1,665,765,000
a
Palantir Technologies, Inc. , A ........................... United States 1,750,000 255,990,000
a
Palo Alto Networks, Inc. .............................. United States 750,000 120,240,000
a
Synopsys, Inc. ..................................... United States 250,000 99,120,000
2,712,462,500
Specialty Retail 0.3%
a
Carvana Co. , A ..................................... United States 250,000 78,595,000
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. ........................................ United States 4,200,000 1,065,918,000
a
Sandisk Corp. ...................................... United States 250,000 158,835,000
1,224,753,000
Total Common Stocks (Cost $ 10,549,896,950 ) .................................
24,509,348,208
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 10,549,896,950 ) ..........................
24,509,348,208
a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.1%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 272,993,493 $ 272,993,493
Total Money Market Funds (Cost $ 272,993,493 ) ...............................
272,993,493
Total Short Term Investments (Cost $ 272,993,493 ) .............................
272,993,493
a
Total Investments (Cost $ 10,822,890,443 ) 100.1% .............................
$24,782,341,701
Other Assets, less Liabilities (0.1) % .........................................
(15,305,362)
Net Assets 100.0% .........................................................
$24,767,036,339
a a a
See Abbreviations on page 99
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the value of this security was
$15,372,992, representing 0.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $151.53 $145.74 $115.08 $105.41 $151.73 $129.91
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) 0.04 0.09 0.19 0.01 (0.06)
Net realized and unrealized gains (losses) (5.00) 16.88 38.24 20.19 (32.51) 32.67
Total from investment operations ........ (5.03) 16.92 38.33 20.38 (32.50) 32.61
Less distributions from:
Net investment income .............. — (0.05) (0.22) — — (0.18)
Net realized gains ................. (19.35) (11.08) (7.45) (10.71) (13.82) (10.61)
Total distributions ................... (19.35) (11.13) (7.67) (10.71) (13.82) (10.79)
Net asset value, end of period .......... $127.15 $151.53 $145.74 $115.08 $105.41 $151.73
Total return
c
....................... (4.08)% 12.53% 34.70% 20.43% (23.83)% 26.44%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.79% 0.80% 0.80% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.78%
e
0.77% 0.79%
e
0.80%
e,f
0.80%
e,f
0.79%
e,f
Net investment income (loss) .......... (0.04)% 0.03% 0.07% 0.17% 0.01% (0.04)%
Supplemental data
Net assets, end of period (000’s) ........ $11,700,340 $13,029,087 $12,619,339 $10,072,509 $9,118,403 $12,927,577
Portfolio turnover rate ................ 4.71%
g
8.28%
g
7.35% 2.86% 4.95%
g
6.04%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) and 11 for current period and prior year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $124.11 $122.17 $98.08 $91.92 $134.93 $117.27
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.45) (0.83) (0.76) (0.57) (0.87) (1.01)
Net realized and unrealized gains (losses) (3.87) 13.85 32.30 17.44 (28.32) 29.28
Total from investment operations ........ (4.32) 13.02 31.54 16.87 (29.19) 28.27
Less distributions from:
Net realized gains ................. (19.35) (11.08) (7.45) (10.71) (13.82) (10.61)
Net asset value, end of period .......... $100.44 $124.11 $122.17 $98.08 $91.92 $134.93
Total return
c
....................... (4.45)% 11.69% 33.69% 19.53% (24.40)% 25.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.53% 1.53% 1.54% 1.55% 1.55% 1.54%
Expenses net of waiver and payments by
affiliates .......................... 1.53%
e
1.52% 1.54%
e
1.55%
e,f
1.55%
e,f
1.54%
e,f
Net investment (loss) ................ (0.79)% (0.72)% (0.68)% (0.59)% (0.75)% (0.79)%
Supplemental data
Net assets, end of period (000’s) ........ $257,400 $311,475 $355,424 $333,956 $407,722 $666,348
Portfolio turnover rate ................ 4.71%
g
8.28%
g
7.35% 2.86% 4.95%
g
6.04%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) and 11 for current period and prior year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $148.87 $143.66 $113.60 $104.43 $150.77 $129.28
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.20) (0.30) (0.24) (0.10) (0.32) (0.41)
Net realized and unrealized gains (losses) (4.89) 16.59 37.75 19.98 (32.20) 32.51
Total from investment operations ........ (5.09) 16.29 37.51 19.88 (32.52) 32.10
Less distributions from:
Net realized gains ................. (19.35) (11.08) (7.45) (10.71) (13.82) (10.61)
Net asset value, end of period .......... $124.43 $148.87 $143.66 $113.60 $104.43 $150.77
Total return
c
....................... (4.21)% 12.25% 34.36% 20.13% (24.01)% 26.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.03% 1.04% 1.05% 1.05% 1.04%
Expenses net of waiver and payments by
affiliates .......................... 1.03%
e
1.02% 1.04%
e
1.05%
e,f
1.05%
e,f
1.04%
e,f
Net investment (loss) ................ (0.29)% (0.22)% (0.18)% (0.09)% (0.25)% (0.29)%
Supplemental data
Net assets, end of period (000’s) ........ $248,103 $285,538 $305,786 $256,889 $249,874 $395,301
Portfolio turnover rate ................ 4.71%
g
8.28%
g
7.35% 2.86% 4.95%
g
6.04%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) and 11 for current period and prior year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $153.18 $147.22 $116.16 $106.22 $152.40 $130.31
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.49 0.52 0.56 0.46 0.41
Net realized and unrealized gains (losses) (5.06) 17.06 38.60 20.34 (32.72) 32.76
Total from investment operations ........ (4.86) 17.55 39.12 20.90 (32.26) 33.17
Less distributions from:
Net investment income .............. (0.42) (0.51) (0.61) (0.25) (0.10) (0.47)
Net realized gains ................. (19.35) (11.08) (7.45) (10.71) (13.82) (10.61)
Total distributions ................... (19.77) (11.59) (8.06) (10.96) (13.92) (11.08)
Net asset value, end of period .......... $128.55 $153.18 $147.22 $116.16 $106.22 $152.40
Total return
c
....................... (3.94)% 12.89% 35.14% 20.83% (23.57)% 26.86%
Ratios to average net assets
d
Expenses
e
........................ 0.46% 0.46% 0.46% 0.47%
f
0.46%
f
0.47%
f
Net investment income ............... 0.27% 0.35% 0.39% 0.49% 0.34% 0.29%
Supplemental data
Net assets, end of period (000’s) ........ $1,997,100 $2,369,467 $2,735,878 $2,114,155 $2,000,923 $3,113,946
Portfolio turnover rate ................ 4.71%
g
8.28%
g
7.35% 2.86% 4.95%
g
6.04%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) and 11 for current period and prior year information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $153.30 $147.28 $116.21 $106.25 $152.47 $130.38
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.39 0.42 0.47 0.34 0.30
Net realized and unrealized gains (losses) (5.08) 17.08 38.62 20.36 (32.74) 32.79
Total from investment operations ........ (4.93) 17.47 39.04 20.83 (32.40) 33.09
Less distributions from:
Net investment income .............. (0.31) (0.37) (0.52) (0.16) — (0.39)
Net realized gains ................. (19.35) (11.08) (7.45) (10.71) (13.82) (10.61)
Total distributions ................... (19.66) (11.45) (7.97) (10.87) (13.82) (11.00)
Net asset value, end of period .......... $128.71 $153.30 $147.28 $116.21 $106.25 $152.47
Total return
c
....................... (3.97)% 12.82% 35.04% 20.73% (23.64)% 26.76%
Ratios to average net assets
d
Expenses
e
........................ 0.53% 0.52% 0.54% 0.55%
f
0.55%
f
0.54%
f
Net investment income ............... 0.21% 0.27% 0.32% 0.42% 0.25% 0.21%
Supplemental data
Net assets, end of period (000’s) ........ $1,906,150 $2,384,642 $3,353,961 $2,860,970 $2,652,765 $4,229,679
Portfolio turnover rate ................ 4.71%
g
8.28%
g
7.35% 2.86% 4.95%
g
6.04%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) and 11 for current period and prior year information.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 5.0%
BWX Technologies, Inc. .............................. United States 822,679 $ 168,229,629
Curtiss-Wright Corp. ................................. United States 241,851 164,729,553
Northrop Grumman Corp. ............................. United States 444,809 303,466,492
RTX Corp. ........................................ United States 882,286 170,192,969
806,618,643
Beverages 1.4%
a
Monster Beverage Corp. .............................. United States 3,041,359 220,376,873
Biotechnology 0.6%
AbbVie, Inc. ....................................... United States 412,189 89,646,986
Broadline Retail 4.9%
a
Amazon.com, Inc. ................................... United States 3,593,324 748,381,589
a
MercadoLibre, Inc. .................................. Brazil 26,585 45,965,997
794,347,586
Building Products 2.9%
Johnson Controls International plc ....................... United States 1,591,156 208,361,878
Trane Technologies plc ............................... United States 627,414 261,468,511
469,830,389
Capital Markets 5.0%
BlackRock, Inc. ..................................... United States 158,524 152,454,116
Charles Schwab Corp. (The) ........................... United States 1,988,917 186,918,420
Intercontinental Exchange, Inc. ......................... United States 1,277,457 200,918,437
S&P Global, Inc. .................................... United States 376,416 160,104,781
Tradeweb Markets, Inc. , A ............................. United States 858,052 100,958,398
801,354,152
Chemicals 2.7%
Ecolab, Inc. ........................................ United States 558,977 148,699,062
Linde plc .......................................... United States 586,827 290,925,353
439,624,415
Commercial Services & Supplies 0.8%
Republic Services, Inc. , A ............................. United States 583,401 127,776,487
Communications Equipment 0.5%
Motorola Solutions, Inc. ............................... United States 191,984 83,315,296
Construction Materials 1.2%
Martin Marietta Materials, Inc. .......................... United States 316,292 186,194,775
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp. .............................. United States 220,134 219,348,122
Electric Utilities 1.5%
Entergy Corp. ...................................... United States 212,569 23,884,253
NextEra Energy, Inc. ................................. United States 2,417,070 224,497,461
248,381,714
Electrical Equipment 1.4%
AMETEK, Inc. ...................................... United States 722,202 154,811,221
nVent Electric plc ................................... United States 610,239 72,179,069
226,990,290
Electronic Equipment, Instruments & Components 3.2%
Amphenol Corp. , A .................................. United States 3,558,613 449,630,752

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity plc .................................. Switzerland 331,189 $ 69,225,125
518,855,877
Entertainment 1.7%
a
Netflix, Inc. ........................................ United States 2,504,574 240,814,790
a
Spotify Technology SA ................................ United States 78,067 37,855,469
278,670,259
Financial Services 3.7%
Mastercard, Inc. , A .................................. United States 695,012 347,269,696
Visa, Inc. , A ........................................ United States 813,115 245,755,878
593,025,574
Ground Transportation 2.4%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,274,013 100,213,862
Old Dominion Freight Line, Inc. ......................... United States 535,024 104,543,690
Union Pacific Corp. .................................. United States 755,687 183,344,780
388,102,332
Health Care Equipment & Supplies 2.9%
Abbott Laboratories .................................. United States 811,255 83,291,551
a
Intuitive Surgical, Inc. ................................ United States 551,470 254,222,155
Stryker Corp. ...................................... United States 405,031 133,089,136
470,602,842
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc. .............................. United States 310,155 83,924,841
Hotels, Restaurants & Leisure 0.7%
Booking Holdings, Inc. ............................... United States 26,649 112,200,818
Interactive Media & Services 7.8%
Alphabet, Inc. , A .................................... United States 1,637,756 470,953,115
Alphabet, Inc. , C .................................... United States 1,697,852 487,045,825
Meta Platforms, Inc. , A ............................... United States 522,613 299,002,576
1,257,001,516
IT Services 1.2%
a,b,c
Canva Australia Holdings Pty. Ltd. , B ..................... Australia 25,413 41,833,356
a
Shopify, Inc. , A ..................................... Canada 654,269 77,609,389
a
Snowflake, Inc. , A ................................... United States 472,967 71,332,883
190,775,628
Life Sciences Tools & Services 3.9%
Agilent Technologies, Inc. ............................. United States 800,274 91,215,231
Danaher Corp. ..................................... United States 1,071,339 203,125,874
a
Mettler-Toledo International, Inc. ........................ United States 124,132 156,555,278
Thermo Fisher Scientific, Inc. .......................... United States 350,282 172,174,112
623,070,495
Machinery 4.1%
Deere & Co. ....................................... United States 278,171 156,693,724
Ingersoll Rand, Inc. .................................. United States 2,090,234 167,469,548
Parker-Hannifin Corp. ................................ United States 226,067 202,384,221
Xylem, Inc. ........................................ United States 1,145,451 136,881,395
663,428,888

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 2.9%
AstraZeneca plc .................................... United Kingdom 997,974 $ 196,820,432
Eli Lilly & Co. ...................................... United States 292,331 268,877,284
465,697,716
Professional Services 0.2%
Verisk Analytics, Inc. , A ............................... United States 168,571 31,986,347
Semiconductors & Semiconductor Equipment 16.6%
a
ARM Holdings plc , ADR .............................. United States 571,434 86,446,535
ASML Holding NV , ADR .............................. Netherlands 234,094 309,198,378
Broadcom, Inc. ..................................... United States 1,416,743 438,496,126
Lam Research Corp. ................................. United States 124,063 26,507,300
Monolithic Power Systems, Inc. ......................... United States 224,831 245,818,974
NVIDIA Corp. ...................................... United States 8,178,379 1,426,309,298
Texas Instruments, Inc. ............................... United States 736,227 142,931,110
2,675,707,721
Software 10.5%
a
Autodesk, Inc. ...................................... United States 724,956 173,554,466
b,c
Checkout Payments Group Ltd. , B ....................... United Kingdom 96,603 9,547,368
a
Crowdstrike Holdings, Inc. , A ........................... United States 125,566 49,022,222
Intuit, Inc. ......................................... United States 353,528 152,858,437
Microsoft Corp. ..................................... United States 2,579,077 954,696,933
a,b,c
OpenAI Foundation .................................. United States 17,336 11,921,794
a
Palo Alto Networks, Inc. .............................. United States 433,196 69,449,983
a,b,c
Plaid, Inc. , A ....................................... Japan 98,050 24,621,603
a,b,c
Stripe, Inc. , B ...................................... United States 540,043 34,489,846
a
Synopsys, Inc. ..................................... United States 539,932 214,072,239
1,694,234,891
Specialty Retail 0.3%
a
Carvana Co. , A ..................................... United States 135,345 42,549,761
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc. ........................................ United States 2,166,981 549,958,108
Trading Companies & Distributors 1.3%
Fastenal Co. ....................................... United States 4,579,735 212,499,704
Total Common Stocks (Cost $ 4,489,117,125 ) ..................................
15,566,099,046
Convertible Preferred Stocks 1.4%
Aerospace & Defense 0.5%
a,b,c
Anduril Industries, Inc. , F .............................. United States 1,150,134 79,301,739
IT Services 0.0%
†
a,b,c
Canva Australia Holdings Pty. Ltd. , A ..................... Australia 2,353 3,873,367
a,b,c
Canva Australia Holdings Pty. Ltd. , A-3 ................... Australia 94 154,737
a,b,c
Canva Australia Holdings Pty. Ltd. , A-4 ................... Australia 8 13,169
a,b,c
Canva Australia Holdings Pty. Ltd. , A-5 ................... Australia 5 8,231
4,049,504
Software 0.9%
a,b,c
Gusto, Inc. , E ...................................... United States 822,494 13,307,754
a,b,c
OneTrust LLC , C .................................... United States 849,894 9,201,592

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
Stripe, Inc. , I ....................................... United States 1,759,545 $ 112,373,342
134,882,688
Total Convertible Preferred Stocks (Cost $ 106,287,288 ) ........................
218,233,931
Preferred Stocks 0.7%
Life Sciences Tools & Services 0.7%
d
Sartorius AG , 0 .34% ................................. Germany 453,990 113,595,891
Total Preferred Stocks (Cost $ 156,961,737 ) ...................................
113,595,891
Total Long Term Investments (Cost $ 4,752,366,150 ) ...........................
15,897,928,868
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 298,392,261 298,392,261
Total Money Market Funds (Cost $ 298,392,261 ) ...............................
298,392,261
Total Short Term Investments (Cost $ 298,392,261 ) .............................
298,392,261
a
Total Investments (Cost $ 5,050,758,411 ) 100.6% ...............................
$16,196,321,129
Other Assets, less Liabilities (0.6) % .........................................
(87,228,583)
Net Assets 100.0% .........................................................
$16,109,092,546
a a a
See Abbreviations on page 99
.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 ( f ) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.47 $2.45 $2.19 $2.14 $2.47 $2.08
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.09 0.09 0.07 0.08
Net realized and unrealized gains (losses) 0.10 0.06 0.30 0.09 (0.24) 0.42
Total from investment operations ........ 0.14 0.15 0.39 0.18 (0.17) 0.50
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.13) (0.13) (0.11) (0.11)
Net realized gains ................. (0.01) — — — (0.05) —
Total distributions ................... (0.08) (0.13) (0.13) (0.13) (0.16) (0.11)
Net asset value, end of period .......... $2.53 $2.47 $2.45 $2.19 $2.14 $2.47
Total return
c
....................... 5.47% 6.43% 18.33% 8.33% (7.28)% 24.55%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.70% 0.71% 0.71% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.71%
e
0.70%
e
0.70% 0.71%
e
0.71%
f
0.72%
e,f
Net investment income ............... 3.43% 3.83% 4.04% 4.02% 3.08% 3.19%
Supplemental data
Net assets , end of period (000’s) ........ $26,460,879 $24,950,812 $23,331,018 $19,705,319 $16,829,899 $16,044,379
Portfolio turnover rate ................ 32.71% 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.48 $2.45 $2.20 $2.15 $2.48 $2.08
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.10 0.09 0.08 0.08
Net realized and unrealized gains (losses) 0.10 0.07 0.28 0.09 (0.24) 0.43
Total from investment operations ........ 0.14 0.16 0.38 0.18 (0.16) 0.51
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.13) (0.13) (0.12) (0.11)
Net realized gains ................. (0.01) — — — (0.05) —
Total distributions ................... (0.08) (0.13) (0.13) (0.13) (0.17) (0.11)
Net asset value, end of period .......... $2.54 $2.48 $2.45 $2.20 $2.15 $2.48
Total return
c
....................... 5.51% 6.95% 17.91% 8.43% (7.10)% 25.19%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.60% 0.61% 0.61% 0.62% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.61%
e
0.60%
e
0.60% 0.61%
e
0.61%
f
0.62%
e,f
Net investment income ............... 3.53% 3.92% 4.15% 4.11% 3.15% 3.32%
Supplemental data
Net assets , end of period (000’s) ........ $29,438,920 $29,517,454 $30,981,936 $29,633,019 $30,236,582 $35,704,730
Portfolio turnover rate ................ 32.71% 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.53 $2.50 $2.24 $2.19 $2.52 $2.12
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.09 0.08 0.07 0.07
Net realized and unrealized gains (losses) 0.09 0.07 0.29 0.09 (0.25) 0.43
Total from investment operations ........ 0.13 0.15 0.38 0.17 (0.18) 0.50
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.12) (0.10) (0.10)
Net realized gains ................. (0.01) — — — (0.05) —
Total distributions ................... (0.07) (0.12) (0.12) (0.12) (0.15) (0.10)
Net asset value, end of period .......... $2.59 $2.53 $2.50 $2.24 $2.19 $2.52
Total return
c
....................... 5.13% 6.28% 17.43% 8.19% (7.89)% 24.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.10% 1.11% 1.11% 1.12% 1.13%
Expenses net of waiver and payments by
affiliates .......................... 1.11%
e
1.10%
e
1.10% 1.11%
e
1.11%
f
1.12%
f
Net investment income ............... 3.03% 3.42% 3.65% 3.61% 2.63% 2.84%
Supplemental data
Net assets , end of period (000’s) ........ $4,023,523 $4,010,723 $4,549,815 $4,905,480 $5,654,802 $7,507,658
Portfolio turnover rate ................ 32.71% 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.41 $2.39 $2.15 $2.10 $2.43 $2.04
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.09 0.08 0.07 0.07
Net realized and unrealized gains (losses) 0.09 0.06 0.27 0.09 (0.24) 0.43
Total from investment operations ........ 0.13 0.14 0.36 0.17 (0.17) 0.50
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.12) (0.11) (0.11)
Net realized gains ................. (0.01) — — — (0.05) —
Total distributions ................... (0.07) (0.12) (0.12) (0.12) (0.16) (0.11)
Net asset value, end of period .......... $2.47 $2.41 $2.39 $2.15 $2.10 $2.43
Total return
c
....................... 5.48% 6.31% 17.41% 8.21% (7.61)% 24.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.95% 0.96% 0.96% 0.97% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.96%
e
0.95%
e
0.95% 0.96%
e
0.96%
f
0.97%
e,f
Net investment income ............... 3.18% 3.58% 3.80% 3.77% 2.84% 2.97%
Supplemental data
Net assets , end of period (000’s) ........ $366,004 $346,390 $334,157 $300,283 $270,060 $257,109
Portfolio turnover rate ................ 32.71% 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.47 $2.44 $2.19 $2.14 $2.47 $2.07
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.10 0.08 0.08
Net realized and unrealized gains (losses) 0.08 0.07 0.28 0.09 (0.24) 0.44
Total from investment operations ........ 0.13 0.17 0.38 0.19 (0.16) 0.52
Less distributions from:
Net investment income .............. (0.07) (0.14) (0.13) (0.14) (0.12) (0.12)
Net realized gains ................. (0.01) — — — (0.05) —
Total distributions ................... (0.08) (0.14) (0.13) (0.14) (0.17) (0.12)
Net asset value, end of period .......... $2.52 $2.47 $2.44 $2.19 $2.14 $2.47
Total return
c
....................... 5.20% 7.15% 18.18% 9.17% (7.38)% 25.53%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.41% 0.41% 0.41% 0.41% 0.42% 0.43%
Expenses net of waiver and payments by
affiliates .......................... 0.41%
e
0.40% 0.40% 0.40% 0.40%
f
0.41%
f
Net investment income ............... 3.73% 4.12% 4.35% 4.35% 3.43% 3.50%
Supplemental data
Net assets , end of period (000’s) ........ $2,147,137 $1,980,144 $1,938,998 $1,662,931 $1,158,685 $748,355
Portfolio turnover rate ................ 32.71% 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.45 $2.43 $2.18 $2.13 $2.46 $2.07
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.10 0.08 0.08
Net realized and unrealized gains (losses) 0.09 0.05 0.28 0.09 (0.24) 0.43
Total from investment operations ........ 0.14 0.15 0.38 0.19 (0.16) 0.51
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.13) (0.14) (0.12) (0.12)
Net realized gains ................. (0.01) — — — (0.05) —
Total distributions ................... (0.08) (0.13) (0.13) (0.14) (0.17) (0.12)
Net asset value, end of period .......... $2.51 $2.45 $2.43 $2.18 $2.13 $2.46
Total return
c
....................... 5.63% 6.70% 18.20% 9.16% (7.44)% 24.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.45% 0.46% 0.46% 0.47% 0.47%
Expenses net of waiver and payments by
affiliates .......................... 0.46%
e
0.45%
e
0.45% 0.46%
e
0.46%
f
0.47%
e,f
Net investment income ............... 3.68% 4.08% 4.30% 4.27% 3.32% 3.46%
Supplemental data
Net assets , end of period (000’s) ........ $16,211,584 $15,358,615 $14,603,259 $12,941,766 $11,638,757 $11,969,691
Portfolio turnover rate ................ 32.71% 62.14% 49.72% 56.23% 77.65% 68.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 25.4%
Aerospace & Defense 0.7%
Lockheed Martin Corp. ............................... United States 600,000 $ 362,634,000
Northrop Grumman Corp. ............................. United States 250,000 170,560,000
533,194,000
Air Freight & Logistics 0.1%
United Parcel Service, Inc. , B .......................... United States 500,000 49,190,000
Automobiles 0.2%
Mercedes-Benz Group AG ............................ Germany 2,500,000 153,657,236
Banks 1.5%
a
Bank of America Corp. ............................... United States 4,500,000 219,375,000
Fifth Third Bancorp .................................. United States 7,000,000 325,220,000
JPMorgan Chase & Co. ............................... United States 400,000 117,664,000
PNC Financial Services Group, Inc. (The) ................. United States 750,000 156,067,500
US Bancorp ....................................... United States 6,500,000 338,065,000
1,156,391,500
Beverages 1.3%
Coca-Cola Co. (The) ................................. United States 3,000,000 228,150,000
a
PepsiCo, Inc. ...................................... United States 5,000,000 776,450,000
1,004,600,000
Biotechnology 0.8%
AbbVie, Inc. ....................................... United States 3,000,000 652,470,000
Broadline Retail 0.3%
b
Amazon.com, Inc. ................................... United States 1,146,026 238,682,835
Capital Markets 0.4%
BlackRock, Inc. ..................................... United States 200,000 192,342,000
LPL Financial Holdings, Inc. ........................... United States 240,000 72,199,200
Raymond James Financial, Inc. ......................... United States 600,000 86,874,000
351,415,200
Chemicals 1.1%
Air Products and Chemicals, Inc. ........................ United States 2,500,000 726,225,000
BASF SE ......................................... Germany 2,500,000 153,976,028
880,201,028
Communications Equipment 0.6%
Cisco Systems, Inc. ................................. United States 6,000,000 465,540,000
Consumer Staples Distribution & Retail 0.2%
Target Corp. ....................................... United States 1,500,000 181,800,000
Containers & Packaging 0.2%
b,c,d
Ardagh Holdings SA , 144A ............................ Luxembourg 7,800,000 61,500,120
International Paper Co. ............................... United States 3,900,000 139,230,000
200,730,120
Diversified Telecommunication Services 0.8%
Comcast Corp. , A ................................... United States 8,000,000 229,680,000
Verizon Communications, Inc. .......................... United States 7,500,000 376,500,000
606,180,000
Electric Utilities 2.3%
Duke Energy Corp. .................................. United States 5,000,000 654,700,000
NextEra Energy, Inc. ................................. United States 984,100 91,403,208
Southern Co. (The) .................................. United States 9,000,000 868,680,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. .................................... United States 3,000,000 $ 238,320,000
1,853,103,208
Energy Equipment & Services 0.0%
†
SLB Ltd. .......................................... United States 650,000 33,403,500
Food Products 0.5%
Nestle SA , ADR .................................... United States 4,000,000 396,400,000
Ground Transportation 0.6%
Union Pacific Corp. .................................. United States 2,000,000 485,240,000
Health Care Equipment & Supplies 1.0%
Abbott Laboratories .................................. United States 5,700,000 585,219,000
Medtronic plc ...................................... United States 2,500,000 216,625,000
801,844,000
Health Care Providers & Services 0.2%
Cigna Group (The) .................................. United States 500,000 133,375,000
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ................................... United States 999,700 310,696,763
Household Products 1.6%
Procter & Gamble Co. (The) ........................... United States 8,500,000 1,227,740,000
Industrial Conglomerates 0.6%
Honeywell International, Inc. ........................... United States 2,000,000 452,060,000
Insurance 0.1%
AXA SA ........................................... France 1,000,000 45,951,563
IT Services 0.6%
International Business Machines Corp. ................... United States 2,000,000 484,780,000
Metals & Mining 0.3%
Freeport-McMoRan, Inc. .............................. United States 3,750,000 220,425,000
Multi-Utilities 0.7%
Dominion Energy, Inc. ................................ United States 2,000,000 123,640,000
Sempra, Inc. ....................................... United States 4,500,000 437,265,000
560,905,000
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp. ..................................... United States 7,500,000 1,551,750,000
ConocoPhillips ..................................... United States 1,000,000 132,000,000
a
Exxon Mobil Corp. ................................... United States 10,000,000 1,696,600,000
Shell plc , ADR ...................................... United States 4,500,000 418,500,000
TotalEnergies SE ................................... France 4,000,000 363,920,000
4,162,770,000
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co. .............................. United States 1,000,000 60,650,000
Johnson & Johnson ................................. United States 1,000,000 244,440,000
b
Keenova Therapeutics plc ............................. United States 1,154,712 101,614,656
Merck & Co., Inc. ................................... United States 3,000,000 360,870,000
Pfizer, Inc. ......................................... United States 17,000,000 477,360,000
1,244,934,656
Semiconductors & Semiconductor Equipment 0.2%
Texas Instruments, Inc. ............................... United States 800,000 155,312,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 0.1%
Microsoft Corp. ..................................... United States 235,000 $ 86,989,950
Specialty Retail 0.8%
a
Home Depot, Inc. (The) ............................... United States 1,500,000 493,335,000
a
Lowe's Cos., Inc. .................................... United States 500,000 118,140,000
611,475,000
Technology Hardware, Storage & Peripherals 0.1%
Dell Technologies, Inc. , C ............................. United States 400,000 65,652,000
Tobacco 0.2%
a
Philip Morris International, Inc. ......................... United States 1,000,000 165,340,000
Total Common Stocks (Cost $ 15,966,126,732 ) .................................
19,972,449,559
Management Investment Companies 0.1%
Capital Markets 0.1%
e
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 7,867,833 89,221,224
Total Management Investment Companies (Cost $ 100,000,000 ) .................
89,221,224
f
Equity-Linked Securities 21.4%
Aerospace & Defense 0.2%
d
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 8% , 5/14/26 United States 865,000 171,213,937
Air Freight & Logistics 0.2%
d
Toronto-Dominion Bank (The) into United Parcel Service, Inc. ,
144A, 10% , 8/05/26 ................................ United States 1,380,000 138,742,432
Banks 0.9%
d
Citigroup Global Markets Holdings, Inc. into Bank of America
Corp. , 144A, 8% , 3/22/27 ............................ United States 5,390,000 265,438,784
d
Morgan Stanley Finance LLC into JPMorgan Chase & Co. , 144A,
8% , 3/30/27 ...................................... United States 950,000 274,399,235
d
UBS AG into Bank of America Corp. , 144A, 8% , 3/03/27 ...... United States 3,300,000 165,992,979
705,830,998
Biotechnology 0.3%
d
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 855,000 264,201,660
Broadline Retail 0.7%
d
J.P. Morgan Structured Products BV into Amazon.com, Inc. , 144A,
9% , 1/11/27 ...................................... United States 725,000 158,129,275
d
Wells Fargo Bank NA into Amazon.com, Inc. , 144A, 9% , 2/26/27 United States 1,700,000 347,694,967
505,824,242
Capital Markets 0.5%
d
J.P. Morgan Structured Products BV into Blackrock, Inc. , 144A,
8% , 4/01/27 ...................................... United States 226,000 217,072,907
d
Merrill Lynch BV into Charles Schwab Corp. (The) , 144A, 8% ,
3/03/27 ......................................... United States 1,700,000 161,125,661
378,198,568
Chemicals 0.6%
d
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 825,000 86,641,009
d
Toronto-Dominion Bank (The) into Albemarle Corp. , 144A, 15% ,
12/23/26 ........................................ United States 2,680,000 402,083,322
488,724,331

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
f
Equity-Linked Securities
(continued)
Consumer Finance 0.4%
d
Barclays Bank plc into Capital One Financial Corp. , 144A, 8% ,
3/10/27 ......................................... United States 1,485,000 $ 277,231,689
Consumer Staples Distribution & Retail 0.6%
d
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 3,000,000 317,723,660
d
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 1,615,000 179,036,931
496,760,591
Diversified Telecommunication Services 0.3%
d
BofA Finance LLC into Comcast Corp. , 144A, 9.5% , 2/04/27 ... United States 8,550,000 249,285,865
Electric Utilities 0.6%
d
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc. ,
144A, 9% , 10/05/26 ................................ United States 3,500,000 274,587,020
d
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 2,500,000 223,493,024
498,080,044
Energy Equipment & Services 1.8%
d
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/21/27 ................................ United States 8,100,000 290,424,656
d
JPMorgan Chase Bank NA into Schlumberger NV , 144A, 10% ,
7/21/27 ......................................... United States 6,180,000 286,586,087
d
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 9/21/26 ..... United States 7,650,000 210,527,992
d
UBS AG into Schlumberger NV , 144A, 10% , 2/11/27 ......... United States 5,050,000 252,909,947
d
Wells Fargo Bank NA into Schlumberger NV , 144A, 9% , 10/02/26 United States 8,600,000 360,253,651
1,400,702,333
Health Care Equipment & Supplies 0.5%
d
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 1,850,000 163,565,093
d
UBS AG into Abbott Laboratories , 144A, 8% , 4/12/27 ......... United States 2,100,000 216,817,196
380,382,289
Health Care Providers & Services 0.9%
d
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 9% , 9/25/26 United States 950,000 263,715,421
d
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 520,000 147,184,394
d
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 3,500,000 257,062,227
667,962,042
Hotels, Restaurants & Leisure 0.5%
d
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 1,900,000 173,796,431
d
Wells Fargo Bank NA into Starbucks Corp. , 144A, 9% , 8/10/26 . United States 2,250,000 206,756,566
380,552,997
Household Products 0.4%
d
Merrill Lynch BV into Procter & Gamble Co. (The) , 144A, 7% ,
4/12/27 ......................................... United States 2,239,000 321,501,777
Interactive Media & Services 0.4%
d
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 535,000 310,456,701
IT Services 1.0%
d
BNP Paribas Issuance BV into Accenture plc , 144A, 8% , 3/15/27 United States 935,000 187,754,053
d
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 975,000 234,214,716

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
f
Equity-Linked Securities
(continued)
IT Services (continued)
d
J.P. Morgan Structured Products BV into Accenture plc , 144A,
10% , 4/05/27 ..................................... United States 900,000 $ 177,635,812
d
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 850,000 214,733,657
814,338,238
Metals & Mining 0.7%
d
Barclays Bank plc into Freeport-McMoRan, Inc. , 144A, 10% ,
1/27/27 ......................................... United States 5,200,000 285,699,834
d
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 3,750,000 174,767,942
d
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 2,575,000 115,911,064
576,378,840
Oil, Gas & Consumable Fuels 0.6%
d
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 2,225,000 286,208,866
d
Royal Bank of Canada into BP plc , 144A, 10% , 10/07/26 ...... United States 3,830,000 148,547,378
434,756,244
Passenger Airlines 0.1%
d
Goldman Sachs Bank USA into Delta Air Lines, Inc. , 144A, 11% ,
3/31/27 ......................................... United States 1,600,000 104,265,431
Pharmaceuticals 0.4%
d
Barclays Bank plc into Merck & Co., Inc. , 144A, 8.5% , 10/02/26 . United States 3,100,000 304,128,201
Semiconductors & Semiconductor Equipment 4.4%
d
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 3,200,000 203,947,225
d
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/05/26 ........................................ United States 3,100,000 199,681,237
d
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 2,050,000 306,646,347
d
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 1,300,000 258,161,526
d
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 615,000 133,358,870
d
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 800,000 187,729,586
d
Mizuho Markets Cayman LP into Microchip Technology, Inc. ,
144A, 10% , 4/15/26 ................................ United States 3,010,000 197,579,534
d
Royal Bank of Canada into Analog Devices, Inc. , 144A, 10% ,
11/16/26 ........................................ United States 890,000 228,276,258
d
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
8/20/26 ......................................... United States 1,560,000 296,793,089
d
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 674,000 135,096,769
d
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 8,450,000 259,117,021
d
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
3/24/27 ......................................... United States 1,750,000 230,184,565
d
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 4,500,000 361,549,133
d
UBS AG into Marvell Technology, Inc. , 144A, 12% , 12/16/26 ... United States 2,050,000 197,370,469
d
UBS AG into Texas Instruments, Inc. , 144A, 10% , 2/24/27 ..... United States 1,200,000 245,005,393
3,440,497,022
Software 2.3%
d
Barclays Bank plc into Salesforce, Inc. , 144A, 9% , 3/18/27 .... United States 1,172,000 223,091,562

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
f
Equity-Linked Securities
(continued)
Software (continued)
d
Citigroup Global Markets Holdings, Inc. into Microsoft Corp. ,
144A, 9% , 3/25/27 ................................. United States 860,000 $ 330,901,281
d
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 1,200,000 161,599,388
d
Merrill Lynch BV into Salesforce, Inc. , 144A, 10% , 2/08/27 ..... United States 1,220,000 245,058,366
d
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 650,000 260,422,303
d
Royal Bank of Canada into Microsoft Corp. , 144A, 8% , 4/05/27 . United States 675,000 255,242,196
d
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 1,625,000 239,083,268
d
UBS AG into Oracle Corp. , 144A, 12% , 1/11/27 ............. United States 740,000 120,773,072
1,836,171,436
Specialty Retail 1.2%
d
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 850,000 290,658,863
d
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 1,000,000 345,049,501
d
Toronto-Dominion Bank (The) into Lowe's Cos., Inc. , 144A, 7.5% ,
8/19/26 ......................................... United States 1,255,000 293,621,333
929,329,697
Technology Hardware, Storage & Peripherals 0.4%
d
Goldman Sachs Bank USA into Dell Technologies, Inc. , 144A,
12.5% , 4/14/27 ................................... United States 1,000,000 160,180,000
d
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 1,100,000 174,853,109
335,033,109
Textiles, Apparel & Luxury Goods 0.5%
d
Merrill Lynch BV into NIKE, Inc. , 144A, 10% , 2/02/27 ......... United States 3,400,000 191,078,832
d
Royal Bank of Canada into NIKE, Inc. , 144A, 9% , 3/19/27 ..... United States 3,750,000 202,866,728
393,945,560
Total Equity-Linked Securities (Cost $ 16,343,003,025 ) .........................
16,804,496,274
Convertible Preferred Stocks 2.7%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 5,000,000 324,400,000
Capital Markets 0.3%
Ares Management Corp. , B , 6.75% ...................... United States 4,500,000 162,810,000
KKR & Co., Inc. , D , 6.25% ............................. United States 1,750,000 70,385,000
233,195,000
Chemicals 0.4%
Albemarle Corp. , 7.25% .............................. United States 4,000,000 287,400,000
Electric Utilities 0.9%
g
NextEra Energy, Inc. , 7.234% .......................... United States 4,500,000 236,430,000
NextEra Energy, Inc. , 7.299% .......................... United States 3,500,000 195,930,000
PPL Corp. , 7% ..................................... United States 1,000,000 51,290,000
g
Southern Co. (The) , A , 7.125% ......................... United States 3,500,000 179,900,000
663,550,000
Financial Services 0.2%
FNMA , 5.375% ..................................... United States 4,220 168,800,000
Software 0.3%
Oracle Corp. , D , 6.5% ................................ United States 6,000,000 270,060,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Trading Companies & Distributors 0.2%
b,h,i
QXO, Inc. , C ....................................... United States 16,000 $ 160,000,000
Total Convertible Preferred Stocks (Cost $ 2,068,657,201 ) ......................
2,107,405,000
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
FNMA , 8.25% , S .................................... United States 3,000,000 35,700,000
Total Preferred Stocks (Cost $ 68,991,751 ) ....................................
35,700,000
Warrants
Warrants 0.1%
Containers & Packaging 0.1%
b,c
Ardagh Holdings SA , 11/12/35 .......................... Luxembourg 5,000,000 39,423,154
Total Warrants (Cost $ 31,875,250 ) ...........................................
39,423,154
Principal
Amount
*
Corporate Bonds 33.5%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 25,000,000 22,389,137
Senior Bond , 3.25% , 2/01/35 ......................... United States 25,000,000 21,441,705
Senior Note , 5.15% , 5/01/30 ......................... United States 243,000,000 247,155,198
Senior Note , 6.388% , 5/01/31 ........................ United States 30,000,000 32,002,987
Senior Note , 6.528% , 5/01/34 ........................ United States 35,000,000 38,141,589
d
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 40,000,000 41,966,680
RTX Corp. , Senior Bond , 6.1% , 3/15/34 ...................
United States 25,000,000 26,931,016
Textron, Inc. , Senior Bond , 2.45% , 3/15/31 ................
United States 40,000,000 36,039,104
d
TransDigm, Inc. ,
Senior Note , 144A, 6.375% , 5/31/33 ................... United States 30,000,000 29,863,749
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 100,000,000 101,339,000
Senior Secured Note , 144A, 6.375% , 3/01/29 ............ United States 100,000,000 101,991,299
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 50,000,000 51,264,650
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 100,000,000 102,112,000
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 105,000,000 105,058,128
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 100,000,000 101,385,500
1,059,081,742
Automobile Components 0.1%
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000,000 75,966,871
Goodyear Tire & Rubber Co. (The) , Senior Bond , 4.875% ,
3/15/27 ......................................... United States 34,757,000 34,430,196
110,397,067
Automobiles 0.7%
Ford Motor Co. ,
Senior Bond , 4.346% , 12/08/26 ....................... United States 35,000,000 34,905,028
Senior Bond , 3.25% , 2/12/32 ......................... United States 120,000,000 104,269,961
Senior Bond , 6.1% , 8/19/32 .......................... United States 155,000,000 156,365,784
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 25,000,000 25,606,374
Senior Bond , 5.15% , 4/01/38 ......................... United States 140,000,000 131,408,213

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
d
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 60,000,000 $ 58,348,518
510,903,878
Banks 2.8%
Bank of America Corp. ,
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 . United States 45,000,000 44,222,496
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 120,000,000 117,953,707
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 90,000,000 89,830,336
Barclays plc ,
j
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 20,000,000 20,203,110
Senior Bond , 2.645% to 6/23/30, FRN thereafter , 6/24/31 ... United Kingdom 30,000,000 27,488,634
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 100,000,000 102,845,066
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 65,000,000 72,709,623
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 ... United Kingdom 70,000,000 75,772,612
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 80,000,000 80,939,357
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..... United Kingdom 55,000,000 59,872,834
Citigroup, Inc. ,
j
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 22,370,000 22,401,994
j
FF , Junior Sub. Bond , 6.95% to 2/14/30, FRN thereafter ,
Perpetual ....................................... United States 30,000,000 30,240,033
j
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 85,000,000 85,655,180
j
Y , Junior Sub. Bond , 4.15% to 11/14/26, FRN thereafter ,
Perpetual ....................................... United States 25,000,000 24,641,250
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 75,000,000 80,196,159
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 155,000,000 160,521,855
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 85,000,000 86,822,892
Sub. Bond , 5.411% to 9/18/34, FRN thereafter , 9/19/39 ..... United States 30,000,000 29,318,970
JPMorgan Chase & Co. ,
j,k
II , Junior Sub. Bond , FRN , 6.406% , ( 3-month SOFR + 2.745% ),
Perpetual ....................................... United States 35,000,000 35,175,245
j
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 50,000,000 51,906,250
j
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 100,000,000 102,671,500
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 90,000,000 96,798,487
KeyBank NA ,
Senior Note , 5.85% , 11/15/27 ........................ United States 50,000,000 51,062,739
Sub. Bond , 4.9% , 8/08/32 ........................... United States 35,000,000 34,425,055
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 70,000,000 74,070,684
Truist Financial Corp. ,
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 45,000,000 45,115,236
Sub. Bond , 4.916% to 7/27/32, FRN thereafter , 7/28/33 ..... United States 95,000,000 93,209,427
US Bancorp ,
Senior Bond , 5.85% to 10/20/32, FRN thereafter , 10/21/33 .. United States 45,000,000 47,346,018
Senior Bond , 5.836% to 6/09/33, FRN thereafter , 6/12/34 ... United States 35,000,000 36,545,118
Senior Note , 5.775% to 6/11/28, FRN thereafter , 6/12/29 .... United States 40,000,000 41,149,693
Wells Fargo & Co. ,
j
GG , Junior Sub. Bond , 6.125% to 6/14/31, FRN thereafter ,
Perpetual ....................................... United States 80,000,000 80,322,295
Senior Bond , 4.897% to 7/24/32, FRN thereafter , 7/25/33 ... United States 50,000,000 49,765,429
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 70,000,000 71,762,863

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co., (continued)
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 . United States 60,000,000 $ 64,984,746
2,187,946,893
Biotechnology 0.1%
d
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 20,000,000 20,952,920
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 80,000,000 82,076,560
103,029,480
Building Products 0.1%
d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 50,000,000 50,915,450
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 20,000,000 20,328,300
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 30,000,000 30,442,590
101,686,340
Capital Markets 1.6%
Blackstone Private Credit Fund ,
Senior Note , 5.35% , 3/12/31 ......................... United States 30,000,000 28,516,299
Senior Note , 6% , 1/29/32 ........................... United States 20,000,000 19,407,003
Charles Schwab Corp. (The) ,
j
I , Junior Sub. Bond , 4% to 5/31/26, FRN thereafter , Perpetual United States 50,000,000 49,692,350
Senior Bond , 5.853% to 5/18/33, FRN thereafter , 5/19/34 ... United States 30,000,000 31,525,048
Senior Note , 6.196% to 11/16/28, FRN thereafter , 11/17/29 .. United States 40,000,000 41,817,319
Goldman Sachs Group, Inc. (The) ,
j
U , Junior Sub. Bond , 3.65% to 8/09/26, FRN thereafter ,
Perpetual ....................................... United States 20,000,000 19,836,058
j
Y , Junior Sub. Bond , 6.125% to 11/09/34, FRN thereafter ,
Perpetual ....................................... United States 25,000,000 24,878,805
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 30,000,000 26,642,627
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 75,000,000 81,570,743
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 65,000,000 67,471,230
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 175,000,000 171,157,824
Sub. Bond , 6.75% , 10/01/37 ......................... United States 60,000,000 64,760,300
Sub. Bond , 5.387% to 2/01/36, FRN thereafter , 2/02/41 ..... United States 190,000,000 183,638,219
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 35,000,000 37,464,259
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 220,000,000 220,765,561
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 30,000,000 32,655,653
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 50,000,000 49,004,679
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 67,095,000 68,766,494
1,219,570,471
Chemicals 1.3%
d
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 100,000,000 96,367,000
Celanese US Holdings LLC ,
Senior Bond , 7.379% , 7/15/32 ........................ United States 105,000,000 109,691,820
Senior Note , 7.165% , 7/15/27 ........................ United States 40,000,000 40,851,960
Senior Note , 7.05% , 11/15/30 ........................ United States 30,000,000 31,733,947
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 35,000,000 36,735,848
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 40,000,000 37,444,163
d
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3% , 11/01/30 .................................... United States 24,549,000 21,881,406
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 38,000,000 39,143,762

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
d
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 100,000,000 $ 99,584,000
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 65,000,000 64,296,914
d
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 ................... United States 314,000,000 251,777,791
Senior Secured Note , 144A, 9.125% , 9/30/30 ............ United States 207,000,000 206,939,825
1,036,448,436
Commercial Services & Supplies 0.2%
h ,i
BX Frontier Member II LLC , 6.1% , 12/31/60 ................ United States 84,626,155 84,626,155
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 50,000,000 50,650,700
135,276,855
Consumer Finance 1.3%
j
Ally Financial, Inc. , B , Junior Sub. Bond , 4.7% to 5/14/26, FRN
thereafter , Perpetual ............................... United States 45,552,000 45,166,439
j
American Express Co. , Junior Sub. Bond , 3.55% to 9/14/26, FRN
thereafter , Perpetual ............................... United States 20,000,000 19,786,024
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 50,000,000 49,926,181
Senior Bond , 5.817% to 1/31/33, FRN thereafter , 2/01/34 ... United States 85,000,000 87,021,494
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 75,000,000 77,594,510
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 40,000,000 40,556,098
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 40,000,000 44,192,246
Ford Motor Credit Co. LLC ,
Senior Bond , 5.113% , 5/03/29 ........................ United States 45,000,000 44,587,408
Senior Bond , 6.125% , 3/08/34 ........................ United States 65,000,000 64,410,598
Senior Note , 6.95% , 6/10/26 ......................... United States 35,000,000 35,083,609
Senior Note , 4.95% , 5/28/27 ......................... United States 85,000,000 84,998,064
Senior Note , 6.8% , 5/12/28 .......................... United States 92,000,000 94,791,302
Senior Note , 7.35% , 3/06/30 ......................... United States 45,000,000 47,491,411
Senior Note , 6.532% , 3/19/32 ........................ United States 80,000,000 82,137,141
General Motors Financial Co., Inc. ,
Senior Bond , 6.4% , 1/09/33 .......................... United States 50,000,000 53,007,415
Senior Note , 5.8% , 6/23/28 .......................... United States 50,000,000 51,226,016
Senior Note , 5.8% , 1/07/29 .......................... United States 75,000,000 77,200,176
999,176,132
Containers & Packaging 1.2%
c ,d
Ardagh Group SA ,
l
Secured Note , 144A, PIK, 12% , 12/01/30 ............... United States 260,000,000 212,893,778
Senior Secured Note , 144A, 9.5% , 12/01/30 ............. United States 169,278,000 177,625,775
c ,d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ..... United States 21,000,000 19,244,219
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 62,000,000 58,734,684
d
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 250,000,000 232,494,450
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 250,000,000 250,178,750
951,171,656
Diversified REITs 0.2%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 ...........
United States 50,000,000 49,296,474

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25% , 12/01/26 ................................... United States 100,000,000 $ 99,743,594
149,040,068
Diversified Telecommunication Services 1.1%
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 63,872,000 63,841,923
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 165,700,000 164,439,918
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 82,500,000 78,334,094
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 135,000,000 135,500,715
Senior Note , 144A, 7.375% , 3/01/31 ................... United States 185,000,000 188,435,222
Senior Note , 144A, 7% , 2/01/33 ...................... United States 70,000,000 70,262,451
d
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 135,000,000 134,303,154
835,117,477
Electric Utilities 2.4%
American Electric Power Co., Inc. , Senior Bond , 5.95% , 11/01/32
United States 30,000,000 31,721,845
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 60,000,000 60,766,879
d
NRG Energy, Inc. ,
Senior Bond , 144A, 3.625% , 2/15/31 ................... United States 65,000,000 59,889,466
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 75,000,000 75,659,039
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 150,000,000 148,725,315
Senior Note , 144A, 3.375% , 2/15/29 ................... United States 48,300,000 45,812,705
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 100,000,000 99,899,000
Senior Note , 144A, 6% , 2/01/33 ...................... United States 125,000,000 125,111,875
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 30,000,000 32,493,450
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 30,000,000 28,907,367
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 116,500,000 114,962,207
Senior Bond , 6.15% , 1/15/33 ......................... United States 50,000,000 52,309,528
Senior Bond , 6.4% , 6/15/33 .......................... United States 30,000,000 31,857,604
Senior Note , 6.1% , 1/15/29 .......................... United States 49,000,000 50,719,621
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............
United States 107,284,000 106,506,996
Southern Co. (The) ,
Junior Sub. Bond , 6% to 3/31/33, FRN thereafter , 4/01/58 ... United States 85,000,000 85,455,338
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 100,000,000 102,893,500
Senior Bond , 5.7% , 10/15/32 ......................... United States 45,000,000 47,117,084
Senior Bond , 5.2% , 6/15/33 .......................... United States 40,000,000 40,427,879
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 137,000,000 133,825,454
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 100,000,000 104,796,164
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 120,000,000 124,264,484
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 35,000,000 34,413,993
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 75,000,000 81,662,850
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 28,500,000 28,274,850
1,848,474,493
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 25,000,000 26,205,338
Senior Note , 6.4% , 4/15/33 .......................... United States 60,000,000 63,447,292
89,652,630

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 0.2%
d
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125% , 3/15/29 .............. United States 40,000,000 $ 40,950,647
d
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 89,812,000 91,587,853
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 55,000,000 56,233,045
188,771,545
Entertainment 0.2%
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 33,000,000 21,823,089
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 43,000,000 43,071,619
Senior Bond , 4.875% , 4/15/28 ........................ United States 70,000,000 70,929,881
135,824,589
Food Products 0.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.75% , 4/01/33 ............... United States 85,000,000 87,793,550
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................... United States 68,000,000 71,293,240
Senior Bond , 6.875% , 5/15/34 ........................ United States 40,000,000 43,232,520
d
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 45,000,000 45,521,505
247,840,815
Ground Transportation 0.1%
d
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.55% , 5/30/33 .................... United Kingdom 55,000,000 55,563,663
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 35,000,000 36,086,315
91,649,978
Health Care Equipment & Supplies 0.5%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 105,000,000 110,804,806
d
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000,000 89,261,847
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 110,000,000 106,471,398
d
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25% , 4/01/29 .......................... United States 75,000,000 76,517,466
383,055,517
Health Care Providers & Services 5.9%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 28,220,000 27,736,865
Senior Note , 4.625% , 12/15/29 ....................... United States 141,100,000 134,036,167
Senior Note , 3.375% , 2/15/30 ........................ United States 57,000,000 51,525,601
d
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 600,000,000 639,939,000
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 522,000,000 502,512,592
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 630,000,000 548,461,998
Senior Secured Bond , 144A, 4.75% , 2/15/31 ............. United States 126,400,000 116,600,684
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 14,900,000 14,052,523
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 459,992,000 494,082,467
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 210,000,000 218,214,805
CVS Health Corp. ,
Senior Bond , 5.25% , 2/21/33 ......................... United States 95,000,000 96,127,405
Senior Bond , 4.78% , 3/25/38 ......................... United States 61,925,000 57,099,661
d
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 150,000,000 144,315,030
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 70,000,000 71,771,124

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
d
DaVita, Inc., (continued)
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 40,000,000 $ 40,724,720
HCA, Inc. ,
Senior Bond , 5.625% , 9/01/28 ........................ United States 115,000,000 117,325,875
Senior Bond , 5.5% , 6/01/33 .......................... United States 90,000,000 91,832,321
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 35,000,000 35,778,861
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 50,000,000 48,484,320
d ,l
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, PIK,
11.5% , 12/31/30 ................................... United States 51,036,948 45,752,609
Tenet Healthcare Corp. ,
Senior Bond , 6.875% , 11/15/31 ....................... United States 55,258,000 58,927,352
Senior Note , 6.125% , 10/01/28 ....................... United States 356,996,000 358,031,092
d
Senior Note , 144A, 6% , 11/15/33 ...................... United States 20,000,000 20,252,720
Senior Secured Note , 4.25% , 6/01/29 .................. United States 95,000,000 92,176,235
Senior Secured Note , 6.125% , 6/15/30 ................. United States 425,000,000 428,294,600
Senior Secured Note , 6.75% , 5/15/31 .................. United States 159,775,000 163,406,366
4,617,462,993
Health Care Technology 0.0%
†
d ,l
Claritev Corp. , Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 United States 27,173,790 17,628,430
Hotels, Restaurants & Leisure 1.9%
d
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 129,000,000 124,140,570
Senior Note , 144A, 6% , 10/15/32 ..................... United States 150,000,000 138,184,323
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 108,000,000 109,386,180
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 142,500,000 140,955,029
d
Carnival Corp. ,
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 85,000,000 85,078,608
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 115,000,000 116,210,950
Expedia Group, Inc. ,
Senior Bond , 3.8% , 2/15/28 .......................... United States 36,500,000 36,018,700
Senior Note , 3.25% , 2/15/30 ......................... United States 60,000,000 56,714,650
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 92,500,000 86,470,610
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 95,000,000 90,849,659
d
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ......................................... United States 40,000,000 40,702,520
d
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 35,000,000 34,759,994
d
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 4/01/28 United States 50,000,000 50,582,275
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 125,000,000 124,617,813
d
Wynn Macau Ltd. , Senior Bond , 144A, 5.5% , 10/01/27 ....... Macau 51,457,000 50,985,879
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 75,000,000 78,659,625
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 110,000,000 108,967,584
1,473,284,969
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 20,000,000 20,397,140
d
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 65,000,000 67,128,750
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note , 4.75% , 2/15/28 ......................... United States 25,000,000 24,591,663
Senior Note , 4.75% , 4/01/29 ......................... United States 40,000,000 38,767,412
150,884,965

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.1%
d ,j
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 107,750,000 $ 107,963,556
Insurance 0.3%
d
Asurion LLC / Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 75,000,000 77,871,599
Senior Secured Note , 144A, 8.375% , 2/01/34 ............ United States 80,000,000 77,725,794
d
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 30,000,000 30,961,435
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 64,423,664
250,982,492
IT Services 0.1%
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Note , 144A, 7% , 6/15/27 ....................... United States 15,000,000 14,847,789
d
CoreWeave, Inc. , Senior Note , 144A, 9.25% , 6/01/30 ........ United States 82,000,000 79,754,381
94,602,170
Media 0.3%
d
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 125,000,000 125,678,750
d
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 55,000,000 52,409,907
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 45,000,000 46,411,207
224,499,864
Metals & Mining 1.1%
d
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 101,547,000 98,797,571
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 55,000,000 60,740,950
d
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 25,000,000 22,479,565
Senior Note , 144A, 6.875% , 11/01/29 .................. United States 59,265,000 59,299,704
Senior Note , 144A, 7% , 3/15/32 ...................... United States 97,000,000 93,973,823
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 71,000,000 69,515,396
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 61,000,000 59,652,976
d
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 155,500,000 147,063,270
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 75,000,000 76,704,573
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 62,035,000 62,835,165
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .......
United States 40,000,000 40,353,110
d
Mineral Resources Ltd. ,
Senior Note , 144A, 8% , 11/01/27 ...................... Australia 20,000,000 20,273,383
Senior Note , 144A, 8.5% , 5/01/30 ..................... Australia 25,000,000 25,721,416
837,410,902
Multi-Utilities 0.0%
†
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 20,000,000 20,604,056
Oil, Gas & Consumable Fuels 3.2%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 7/15/28 .................... United States 73,565,000 76,303,457
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 100,000,000 106,296,094
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 140,000,000 142,625,000
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ....
United States 30,000,000 31,459,617
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 40,000,000 41,193,646
Energy Transfer LP ,
Senior Bond , 5.75% , 2/15/33 ......................... United States 30,000,000 31,211,799

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP, (continued)
Senior Bond , 6.55% , 12/01/33 ........................ United States 25,000,000 $ 27,000,065
Senior Bond , 5.6% , 9/01/34 .......................... United States 24,400,000 24,876,442
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 110,000,000 109,749,695
Senior Note , 144A, 6% , 4/15/30 ...................... United States 27,000,000 26,298,103
Kinder Morgan, Inc. ,
Senior Bond , 5.2% , 6/01/33 .......................... United States 67,000,000 68,138,241
Senior Bond , 5.4% , 2/01/34 .......................... United States 30,000,000 30,692,864
d
Matador Resources Co. ,
Senior Note , 144A, 6.875% , 4/15/28 ................... United States 30,000,000 30,585,630
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 35,000,000 35,406,701
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 40,000,000 40,063,000
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 80,000,000 86,066,105
Senior Bond , 6.125% , 1/01/31 ........................ United States 52,000,000 54,349,100
d
Rockies Express Pipeline LLC , Senior Note , 144A, 6.75% ,
3/15/33 ......................................... United States 20,000,000 20,599,360
d
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 46,445,000 47,530,048
d
Venture Global LNG, Inc. ,
j
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 370,000,000 368,827,533
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 183,000,000 187,248,528
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 37,300,000 40,351,118
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 140,000,000 143,018,120
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 260,000,000 270,528,788
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 185,000,000 198,778,430
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 25,000,000 28,035,075
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 40,000,000 41,159,040
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 50,000,000 54,989,450
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 50,000,000 52,079,100
Williams Cos., Inc. (The) ,
Senior Bond , 3.5% , 11/15/30 ......................... United States 90,000,000 85,565,762
Senior Bond , 5.65% , 3/15/33 ......................... United States 40,000,000 41,324,053
2,542,349,964
Passenger Airlines 1.1%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 20,708,333 20,736,910
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 275,000,000 273,671,833
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 114,583,333 114,458,899
d
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 230,000,000 217,676,218
United Airlines Holdings, Inc. , Senior Note , 5.375% , 3/01/31 ...
United States 65,000,000 63,736,836
d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 161,643,000 158,697,687
848,978,383
Personal Care Products 0.1%
d
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 30,000,000 30,029,850
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 65,000,000 65,101,985
95,131,835
Pharmaceuticals 0.7%
d
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 122,853,000 125,886,118

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
d
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% ,
9/30/28 ......................................... Canada 60,928,000 $ 62,206,788
d
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 50,000,000 52,392,450
d
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................... United States 85,000,000 69,358,716
Senior Note , 144A, 7.875% , 5/15/34 ................... United States 70,000,000 57,718,675
Senior Secured Note , 144A, 4.125% , 4/30/28 ............ United States 60,000,000 58,256,008
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 26,000,000 26,661,050
Senior Note , 7.875% , 9/15/29 ........................ Israel 25,000,000 26,802,225
Senior Note , 8.125% , 9/15/31 ........................ Israel 30,000,000 33,575,100
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 40,000,000 36,251,294
549,108,424
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ......................... United States 80,000,000 77,935,639
Senior Note , 3.469% , 4/15/34 ........................ United States 35,000,000 31,533,260
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......
United States 40,000,000 42,796,490
d
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 20,000,000 20,247,740
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 35,000,000 35,085,435
207,598,564
Software 1.0%
d
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 65,000,000 62,765,859
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 150,000,000 146,483,295
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 68,200,000 56,420,926
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 95,000,000 97,528,069
Senior Bond , 5.2% , 9/26/35 .......................... United States 80,000,000 75,079,940
Senior Bond , 5.7% , 2/04/36 .......................... United States 85,000,000 81,763,345
Senior Bond , 5.875% , 9/26/45 ........................ United States 50,000,000 43,169,102
Salesforce, Inc. , Senior Bond , 5.55% , 3/15/36 ..............
United States 190,000,000 189,480,652
752,691,188
Specialized REITs 0.2%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 80,000,000 82,711,368
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 60,000,000 59,183,397
d
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 50,000,000 50,018,195
191,912,960
Specialty Retail 0.1%
Lowe's Cos., Inc. ,
Senior Bond , 2.625% , 4/01/31 ........................ United States 40,000,000 36,358,113
Senior Bond , 3.75% , 4/01/32 ......................... United States 48,000,000 45,438,948
Senior Bond , 5% , 4/15/33 ........................... United States 17,000,000 17,099,734
98,896,795
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.75% , 2/01/33 ......................... United States 40,000,000 41,595,617
Senior Note , 5.3% , 10/01/29 ......................... United States 55,000,000 56,143,068

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 35,000,000 $ 35,448,742
133,187,427
Textiles, Apparel & Luxury Goods 0.3%
d ,l
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 231,890,694 241,873,093
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 2.726% , 3/25/31 ........................ United Kingdom 25,000,000 22,868,539
Senior Bond , 6.421% , 8/02/33 ........................ United Kingdom 53,500,000 58,045,106
Senior Note , 2.259% , 3/25/28 ........................ United Kingdom 37,812,000 36,306,886
Philip Morris International, Inc. ,
Senior Bond , 5.75% , 11/17/32 ........................ United States 41,000,000 43,180,119
Senior Bond , 5.375% , 2/15/33 ........................ United States 25,000,000 25,707,444
186,108,094
Trading Companies & Distributors 0.4%
d
Herc Holdings, Inc. ,
Senior Note , 144A, 7% , 6/15/30 ...................... United States 35,000,000 35,912,940
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 30,000,000 30,767,760
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 140,000,000 139,485,262
Senior Bond , 3.875% , 2/15/31 ........................ United States 30,000,000 28,221,285
Senior Bond , 3.75% , 1/15/32 ......................... United States 31,000,000 28,450,969
d
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 73,800,000 75,080,873
337,919,089
Total Corporate Bonds (Cost $ 25,707,094,389 ) ................................
26,365,196,275
m
Senior Floating Rate Interests 1.1%
Aerospace & Defense 0.0%
†
n
TransDigm, Inc., First Lien, CME Term Loan, J , 6.168% , ( 1-month
SOFR + 2.5% ), 2/28/31 ............................. United States 19,748,744 19,773,627
n
Building Products 0.1%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 54,227,470 54,199,272
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.923% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 39,600,000 39,575,250
93,774,522
a a a a a a
n
Chemicals 0.1%
SCIH Salt Holdings, Inc., First Lien, CME Term Loan, B1 , 6.35% ,
( 6-month SOFR + 2.75% ), 1/31/29 ..................... United States 19,800,375 19,775,624
o
Tronox Finance LLC, First Lien, 2024 CME Term Loan, B ,
6.172% , ( 1-month SOFR + 2.5%; 3-month SOFR + 2.5% ),
9/30/31 ......................................... United States 26,273,425 20,152,900
39,928,524
a a a a a a
n
Containers & Packaging 0.1%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.918% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 91,051,780 85,281,374
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan , 7.164% , ( 3-month SOFR + 3.5% ), 4/15/30 ...... United States 19,847,328 19,234,145
104,515,519
a a a a a a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
m
Senior Floating Rate Interests
(continued)
n
Health Care Equipment & Supplies 0.4%
o
Hologic, Inc., First Lien, CME Term Loan , 5% , ( 3-month SOFR +
5% ), 1/14/33 ..................................... United States 200,000,000 $ 197,738,600
o
Hologic, Inc., First Lien, CME Term Loan, B , 5.755% , ( 12-month
SOFR + 2.25% ), 1/14/33 ............................ United States 115,000,000 113,771,225
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan , 5.418% , ( 1-month SOFR + 1.75% ), 10/23/30 ........ United States 19,750,501 19,796,717
331,306,542
a a a a a a
Health Care Providers & Services 0.1%
n
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 7.417% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 30,148,199 30,140,662
Media 0.0%
†
n
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 5.911% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 19,750,000 19,771,034
Personal Care Products 0.2%
n
OPAL US LLC, First Lien, CME Term Loan, B4 , 6.7% , ( 3-month
SOFR + 3% ), 4/28/32 ............................... United States 139,300,000 139,387,062
Textiles, Apparel & Luxury Goods 0.1%
n
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
6.95% , ( 3-month SOFR + 3.25% ), 9/13/32 ............... United States 44,887,500 45,055,828
Total Senior Floating Rate Interests (Cost $ 830,343,414 ) .......................
823,653,320
U.S. Government and Agency Securities 8.0%
U.S. Treasury Bonds ,
6.75%, 8/15/26 ................................... United States 250,000,000 252,679,838
6.5%, 11/15/26 ................................... United States 250,000,000 254,143,085
6.625%, 2/15/27 .................................. United States 250,000,000 256,301,112
6.375%, 8/15/27 .................................. United States 250,000,000 258,613,280
4.125%, 8/15/53 .................................. United States 750,000,000 657,949,215
p
5 .08% , 11/15/54 .................................. United States 1,000,000,000 242,230,870
4.5%, 11/15/54 ................................... United States 500,000,000 467,226,560
4.75%, 5/15/55 ................................... United States 750,000,000 730,517,580
4.625%, 11/15/55 ................................. United States 500,000,000 477,812,500
U.S. Treasury Notes ,
3.875%, 8/15/33 .................................. United States 1,500,000,000 1,472,783,205
4.25%, 5/15/35 ................................... United States 1,250,000,000 1,246,899,412
Total U.S. Government and Agency Securities (Cost $ 6,263,227,342 ) ............
6,317,156,657
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 32,560,625 33,126,288
2023-1 , A , 5.8% , 1/15/36 ............................ United States 45,531,401 47,023,483
80,149,771
a a a a a a
Total Asset-Backed Securities (Cost $ 77,986,204 ) .............................
80,149,771
Mortgage-Backed Securities 5.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.5%
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 536,405,351 529,746,270
FHLMC Pool, 30 Year , 5%, 5/01/53 - 12/01/54 .............. United States 384,196,804 379,989,134
FHLMC Pool, 30 Year , 5.5%, 6/01/53 - 2/01/55 ............. United States 986,585,045 992,687,510

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 101,958,180 $ 104,012,067
2,006,434,981
Federal National Mortgage Association (FNMA) Fixed Rate 1.1%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 20,408,812 19,594,438
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 319,487,554 316,504,215
FNMA, 30 Year , 5.5%, 7/01/53 - 11/01/54 ................. United States 260,997,514 262,650,529
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 226,823,011 231,339,974
830,089,156
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 12/20/55 ..... United States 911,895,176 919,409,569
GNMA II, Single-family, 30 Year , 6%, 8/20/55 ............... United States 353,043,556 359,303,823
GNMA II, Single-family, 30 Year , 6%, 1/20/56 ............... United States 209,090,822 213,306,114
1,492,019,506
Total Mortgage-Backed Securities (Cost $ 4,281,349,330 ) .......................
4,328,543,643
Total Long Term Investments (Cost $ 71,738,654,638 ) ..........................
76,963,394,877
a
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.2%
p
U.S. Treasury Bills ,
3.1%, 4/07/26 .................................... United States 250,000,000 249,849,582
3.37%, 4/14/26 ................................... United States 250,000,000 249,672,742
3.46%, 4/21/26 ................................... United States 250,000,000 249,496,805
3.51%, 4/28/26 ................................... United States 250,000,000 249,320,218
3.52%, 5/05/26 ................................... United States 250,000,000 249,146,403
3.55%, 5/12/26 ................................... United States 250,000,000 248,968,710
3.57%, 5/19/26 ................................... United States 250,000,000 248,791,668
1,745,246,128
Total U.S. Government and Agency Securities (Cost $ 1,745,247,146 ) ............
1,745,246,128
Shares
Money Market Funds 0.2%
e,q
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 126,868,579 126,868,579
Total Money Market Funds (Cost $ 126,868,579 ) ...............................
126,868,579

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
r
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
e,q
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 3,172,000 $ 3,172,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 3,172,000 ) ..........................................................
3,172,000
Total Short Term Investments (Cost $ 1,875,287,725 ) ...........................
1,875,286,707
a
Total Investments (Cost $ 73,613,942,363 ) 100.3% .............................
$78,838,681,584
Options Written (0.0) %
†
....................................................
(34,885,000)
Other Assets, less Liabilities (0.3) % .........................................
(155,749,205)
Net Assets 100.0% .........................................................
$78,648,047,379
a a a
Number of
Contracts
Notional
Amount
#
s
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options (0.0)%
†
Bank of America Corp. , April Strike Price $ 60.00 , Expires 4/17/26 20,000 97,500,000 (60,000)
Exxon Mobil Corp. , May Strike Price $ 165.00 , Expires 5/15/26 .. 20,000 339,320,000 (21,700,000)
Exxon Mobil Corp. , June Strike Price $ 185.00 , Expires 6/18/26 . 10,000 169,660,000 (4,340,000)
Home Depot, Inc. (The) , June Strike Price $ 440.00 , Expires
6/18/26 ......................................... 5,000 164,445,000 (160,000)
Lowe's Cos., Inc. , April Strike Price $ 300.00 , Expires 4/17/26 .. 5,000 118,140,000 (5,000)
PepsiCo, Inc. , June Strike Price $ 185.00 , Expires 6/18/26 ..... 5,000 77,645,000 (345,000)
Philip Morris International, Inc. , June Strike Price $ 200.00 ,
Expires 6/18/26 ................................... 5,000 82,670,000 (575,000)
(27,185,000)
Puts - Exchange-Traded
Equity Options (0.0)%
†
Abbott Laboratories , June Strike Price $ 100.00 , Expires 6/18/26 5,000 51,335,000 (2,225,000)
AbbVie, Inc. , May Strike Price $ 200.00 , Expires 5/15/26 ...... 5,000 108,745,000 (2,075,000)
Procter & Gamble Co. (The) , June Strike Price $ 135.00 , Expires
6/18/26 ......................................... 10,000 144,440,000 (3,400,000)
(7,700,000)
Total Options Written (Premiums received $ 23,402,612 ) ........................
$ (34,885,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 99 .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 9 regarding holdings of 5% voting securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $32,080,347,659, representing 40.8% of net assets.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
See Note 1(e) regarding equity-linked securities.
g
A portion or all of the security is on loan at March 31, 2026. See Note 1(f).
h
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
i
See Note 7 regarding restricted securities.
j
Perpetual security with no stated maturity date.
k
The coupon rate shown represents the rate at period end.
l
Income may be received in additional securities and/or cash.
m
See Note 1(g) regarding senior floating rate interests.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
p
The rate shown represents the yield at period end.
q
The rate shown is the annualized seven-day effective yield at period end.
r
See Note 1(f) regarding securities on loan.
s
See Note 1(d) regarding written options.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.14 $5.19 $4.86 $5.03 $5.89 $6.09
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.15 0.14 0.12 0.08 0.05
Net realized and unrealized gains (losses) 0.01 (0.03) 0.35 (0.14) (0.81) (0.12)
Total from investment operations ........ 0.09 0.12 0.49 (0.02) (0.73) (0.07)
Less distributions from:
Net investment income .............. (0.09) (0.17) (0.16) (0.15) (0.13) (0.13)
Net asset value, end of period .......... $5.14 $5.14 $5.19 $4.86 $5.03 $5.89
Total return
c
....................... 1.67% 2.42% 10.25% (0.49)% (12.50)% (1.15)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.86% 0.85% 0.81% 0.87% 0.87%
Expenses net of waiver and payments by
affiliates .......................... 0.88%
e
0.85% 0.84% 0.80% 0.86%
f
0.87%
e,f
Net investment income ............... 2.91% 2.93% 2.79% 2.45% 1.44% 0.79%
Supplemental data
Net assets , end of period (000’s) ........ $516,929 $535,302 $592,336 $607,527 $687,607 $1,020,574
Portfolio turnover rate ................ 7.45% 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.14 $5.20 $4.86 $5.03 $5.90 $6.09
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.15 0.15 0.13 0.09 0.05
Net realized and unrealized gains (losses) 0.02 (0.03) 0.36 (0.14) (0.82) (0.10)
Total from investment operations ........ 0.10 0.12 0.51 (0.01) (0.73) (0.05)
Less distributions from:
Net investment income .............. (0.09) (0.18) (0.17) (0.16) (0.14) (0.14)
Net asset value, end of period .......... $5.15 $5.14 $5.20 $4.86 $5.03 $5.90
Total return
c
....................... 1.92% 2.34% 10.58% (0.38)% (12.55)% (0.89)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.75% 0.74% 0.70% 0.76% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.77%
e
0.74% 0.74%
e
0.69% 0.76%
e,f
0.76%
f
Net investment income ............... 3.02% 3.03% 2.90% 2.55% 1.56% 0.90%
Supplemental data
Net assets , end of period (000’s) ........ $1,090,883 $1,147,655 $1,293,199 $1,362,598 $1,592,268 $2,104,978
Portfolio turnover rate ................ 7.45% 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.10 $5.15 $4.82 $5.00 $5.85 $6.04
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.13 0.12 0.10 0.06 0.02
Net realized and unrealized gains (losses) 0.03 (0.03) 0.35 (0.15) (0.80) (0.10)
Total from investment operations ........ 0.09 0.10 0.47 (0.05) (0.74) (0.08)
Less distributions from:
Net investment income .............. (0.08) (0.15) (0.14) (0.13) (0.11) (0.11)
Net asset value, end of period .......... $5.11 $5.10 $5.15 $4.82 $5.00 $5.85
Total return
c
....................... 1.68% 2.02% 9.88% (1.12)% (12.77)% (1.41)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.28% 1.26% 1.25% 1.21% 1.27% 1.27%
Expenses net of waiver and payments by
affiliates .......................... 1.27% 1.25% 1.24% 1.20% 1.26%
e
1.27%
e,f
Net investment income ............... 2.51% 2.52% 2.39% 2.04% 1.04% 0.39%
Supplemental data
Net assets , end of period (000’s) ........ $24,941 $29,487 $43,646 $60,693 $116,145 $196,643
Portfolio turnover rate ................ 7.45% 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.14 $5.19 $4.86 $5.03 $5.89 $6.09
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.14 0.13 0.11 0.07 0.03
Net realized and unrealized gains (losses) 0.02 (0.03) 0.35 (0.14) (0.81) (0.11)
Total from investment operations ........ 0.09 0.11 0.48 (0.03) (0.74) (0.08)
Less distributions from:
Net investment income .............. (0.08) (0.16) (0.15) (0.14) (0.12) (0.12)
Net asset value, end of period .......... $5.15 $5.14 $5.19 $4.86 $5.03 $5.89
Total return
c
....................... 1.75% 2.16% 9.97% (0.74)% (12.72)% (1.41)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.11% 1.10% 1.05% 1.12% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.10% 1.09% 1.05%
e
1.11%
f
1.11%
e,f
Net investment income ............... 2.66% 2.68% 2.54% 2.20% 1.20% 0.55%
Supplemental data
Net assets , end of period (000’s) ........ $11,386 $12,562 $13,803 $14,078 $15,476 $19,513
Portfolio turnover rate ................ 7.45% 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.17 $5.22 $4.88 $5.06 $5.92 $6.12
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.17 0.16 0.14 0.10 0.07
Net realized and unrealized gains (losses) 0.02 (0.03) 0.36 (0.15) (0.81) (0.12)
Total from investment operations ........ 0.10 0.14 0.52 (0.01) (0.71) (0.05)
Less distributions from:
Net investment income .............. (0.10) (0.19) (0.18) (0.17) (0.15) (0.15)
Net asset value, end of period .......... $5.17 $5.17 $5.22 $4.88 $5.06 $5.92
Total return
c
....................... 1.84% 2.76% 10.81% (0.34)% (12.11)% (0.80)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.52% 0.51% 0.46% 0.50% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.52% 0.51% 0.50% 0.45% 0.50%
e,f
0.51%
e
Net investment income ............... 3.27% 3.27% 3.14% 2.80% 1.81% 1.15%
Supplemental data
Net assets , end of period (000’s) ........ $180,405 $175,752 $186,048 $204,317 $202,611 $304,650
Portfolio turnover rate ................ 7.45% 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.16 $5.21 $4.88 $5.05 $5.92 $6.11
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.16 0.15 0.14 0.09 0.06
Net realized and unrealized gains (losses) 0.02 (0.03) 0.35 (0.15) (0.81) (0.10)
Total from investment operations ........ 0.10 0.13 0.50 (0.01) (0.72) (0.04)
Less distributions from:
Net investment income .............. (0.09) (0.18) (0.17) (0.16) (0.15) (0.15)
Net asset value, end of period .......... $5.17 $5.16 $5.21 $4.88 $5.05 $5.92
Total return
c
....................... 1.99% 2.66% 10.48% (0.24)% (12.39)% (0.74)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.61% 0.60% 0.55% 0.62% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.63%
e
0.60% 0.59% 0.55%
e
0.61%
f
0.62%
e,f
Net investment income ............... 3.16% 3.17% 3.04% 2.70% 1.67% 1.04%
Supplemental data
Net assets , end of period (000’s) ........ $206,322 $217,865 $255,448 $262,569 $300,303 $692,010
Portfolio turnover rate ................ 7.45% 30.83% 30.97% 2.81% 53.63% 89.16%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 2.5%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 13,500,000 $ 13,988,848
4.5%, 2/15/44 .................................................... 33,400,000 31,952,449
4.625%, 5/15/54 ................................................... 6,000,000 5,722,500
Total U.S. Government and Agency Securities (Cost $ 55,075,495 ) .................
51,663,797
Mortgage-Backed Securities 94.7%
Government National Mortgage Association (GNMA) Fixed Rate 94.7%
GNMA I, 30 Year , 4.5%, 4/15/40 ........................................ 2,585,073 2,569,829
GNMA I, 30 Year , 5%, 9/15/40 .......................................... 84,330,985 85,341,238
GNMA I, 30 Year , 5.5%, 2/15/40 ........................................ 34,469,135 35,849,345
GNMA I, 30 Year , 6%, 12/15/39 ......................................... 31,862,532 33,580,051
GNMA I, 30 Year , 6.5%, 8/15/37 ........................................ 6,236,766 6,448,603
GNMA I, 30 Year , 7%, 9/15/32 .......................................... 3,537,515 3,678,937
GNMA I, 30 Year , 7.5%, 7/15/26 - 8/15/33 ................................. 148,308 153,961
GNMA I, 30 Year , 8%, 10/15/29 ......................................... 431 441
GNMA I, Single-family, 30 Year , 3.5%, 4/15/43 - 5/15/43 ...................... 8,194,181 7,710,034
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....................... 24,715,531 23,641,402
GNMA I, Single-family, 30 Year , 4.5%, 2/15/39 - 6/15/41 ...................... 46,493,897 46,120,432
GNMA I, Single-family, 30 Year , 5.5%, 10/15/48 ............................. 526,524 535,338
GNMA I, Single-family, 30 Year , 7.5%, 6/15/26 - 7/15/31 ...................... 395,021 402,858
GNMA I, Single-family, 30 Year , 8%, 5/15/26 - 9/15/30 ........................ 94,173 95,939
GNMA II, 30 Year , 4.5%, 5/20/34 - 6/20/41 ................................. 2,103,079 2,086,363
GNMA II, 30 Year , 6%, 3/20/34 - 9/20/34 .................................. 506,485 510,721
GNMA II, 30 Year , 6%, 7/20/39 ......................................... 14,534,995 15,224,187
GNMA II, 30 Year , 6.5%, 9/20/31 - 9/20/32 ................................. 483,295 502,308
GNMA II, 30 Year , 7%, 7/20/32 ......................................... 135,356 140,763
GNMA II, 30 Year , 8%, 12/20/28 ........................................ 2,164 2,179
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............................... 130,131,957 107,654,817
GNMA II, Single-family, 30 Year , 2%, 8/20/50 - 6/20/51 ....................... 30,529,412 25,264,384
GNMA II, Single-family, 30 Year , 2.5%, 11/20/50 ............................ 12,681,366 10,736,948
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............................. 56,404,052 48,590,563
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............................. 167,659,854 144,434,422
GNMA II, Single-family, 30 Year , 2.5%, 9/20/51 ............................. 67,796,558 58,429,551
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 42,645,750 36,740,171
GNMA II, Single-family, 30 Year , 2.5%, 12/20/51 ............................ 68,215,306 58,768,568
GNMA II, Single-family, 30 Year , 3%, 10/20/44 .............................. 14,411,570 13,179,706
GNMA II, Single-family, 30 Year , 3%, 5/20/45 ............................... 10,385,008 9,438,031
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............................... 14,016,312 12,686,004
GNMA II, Single-family, 30 Year , 3%, 9/20/47 ............................... 11,279,229 10,201,463
GNMA II, Single-family, 30 Year , 3%, 10/20/47 .............................. 18,163,454 16,442,226
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............................... 79,986,067 71,509,432
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............................... 21,314,582 19,057,934
GNMA II, Single-family, 30 Year , 3%, 12/20/44 - 10/20/50 ...................... 70,500,096 62,322,844
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 ............................. 22,088,010 20,947,645
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............................. 27,846,500 26,408,756
GNMA II, Single-family, 30 Year , 3.5%, 6/20/43 ............................. 9,690,171 9,188,003
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............................. 101,135,482 94,970,349
GNMA II, Single-family, 30 Year , 3.5%, 10/20/40 - 1/20/49 ..................... 44,851,465 42,400,690
GNMA II, Single-family, 30 Year , 4%, 10/20/41 .............................. 8,776,573 8,443,712
GNMA II, Single-family, 30 Year , 4%, 11/20/41 .............................. 8,359,804 8,042,733
GNMA II, Single-family, 30 Year , 4%, 5/20/47 ............................... 24,071,712 23,031,763
GNMA II, Single-family, 30 Year , 4%, 6/20/47 ............................... 18,385,913 17,588,278
GNMA II, Single-family, 30 Year , 4%, 7/20/47 ............................... 11,673,733 11,172,980
GNMA II, Single-family, 30 Year , 4%, 5/20/40 - 12/20/49 ...................... 49,427,002 47,173,489
GNMA II, Single-family, 30 Year , 4.5%, 6/20/41 ............................. 8,163,900 8,051,474
GNMA II, Single-family, 30 Year , 4.5%, 7/20/41 ............................. 9,037,302 8,962,279
GNMA II, Single-family, 30 Year , 4.5%, 9/20/41 ............................. 13,037,919 12,929,013

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 4.5%, 10/20/41 ............................ $ 9,415,306 $ 9,336,174
GNMA II, Single-family, 30 Year , 4.5%, 5/20/52 ............................. 29,563,613 28,819,047
GNMA II, Single-family, 30 Year , 4.5%, 5/20/33 - 2/20/44 ...................... 26,973,188 26,743,383
GNMA II, Single-family, 30 Year , 5%, 7/20/53 ............................... 21,276,164 21,171,590
GNMA II, Single-family, 30 Year , 5%, 8/20/53 ............................... 25,049,027 24,925,329
GNMA II, Single-family, 30 Year , 5%, 9/20/53 ............................... 20,255,702 20,161,373
GNMA II, Single-family, 30 Year , 5%, 7/20/33 - 9/20/41 ....................... 21,372,457 21,747,452
GNMA II, Single-family, 30 Year , 5%, 12/20/54 .............................. 20,243,984 20,085,629
GNMA II, Single-family, 30 Year , 5.5%, 7/20/53 ............................. 18,065,724 18,313,425
GNMA II, Single-family, 30 Year , 5.5%, 1/20/54 ............................. 36,444,776 37,053,878
GNMA II, Single-family, 30 Year , 5.5%, 5/20/54 ............................. 36,860,828 37,343,594
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 - 6/20/55 ...................... 31,684,723 32,488,369
GNMA II, Single-family, 30 Year , 5.5%, 8/20/55 ............................. 61,823,016 62,285,366
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............................ 69,322,223 69,833,614
GNMA II, Single-family, 30 Year , 6%, 6/20/54 ............................... 11,707,190 11,952,976
GNMA II, Single-family, 30 Year , 6%, 6/20/34 - 6/20/55 ....................... 2,805,372 2,857,405
GNMA II, Single-family, 30 Year , 6%, 7/20/55 ............................... 83,692,906 85,176,961
GNMA II, Single-family, 30 Year , 6%, 9/20/55 ............................... 11,308,296 11,508,818
GNMA II, Single-family, 30 Year , 6%, 10/20/55 .............................. 19,993,112 20,560,011
GNMA II, Single-family, 30 Year , 6.5%, 5/20/54 ............................. 8,987,781 9,356,630
GNMA II, Single-family, 30 Year , 6.5%, 6/20/54 ............................. 27,983,865 29,236,137
GNMA II, Single-family, 30 Year , 6.5%, 5/20/26 - 6/20/55 ...................... 11,081,807 11,623,719
GNMA II, Single-family, 30 Year , 7%, 2/20/28 - 7/20/33 ....................... 951,613 982,572
GNMA II, Single-family, 30 Year , 7.5%, 10/20/26 - 4/20/32 ..................... 74,378 76,562
GNMA II, Single-family, 30 Year , 8%, 5/20/26 - 6/20/30 ....................... 19,813 20,451
1,923,023,622
Total Mortgage-Backed Securities (Cost $ 2,103,928,929 ) .........................
1,923,023,622
Total Long Term Investments (Cost $ 2,159,004,424 ) .............................
1,974,687,419
a
a a a a
Short Term Investments 2.5%
Shares
a
Money Market Funds 2.5%
a,b
Franklin Institutional U.S. Government Money Market Fund , 3.578% ............. 51,781,958 51,781,958
Total Money Market Funds (Cost $ 51,781,958 ) ..................................
51,781,958
Total Short Term Investments (Cost $ 51,781,958 ) ................................
51,781,958
a
Total Investments (Cost $ 2,210,786,382 ) 99.7% ..................................
$2,026,469,377
Other Assets, less Liabilities 0.3% .............................................
4,394,893
Net Assets 100.0% ...........................................................
$2,030,864,270
See Abbreviations on page 99 .
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.79 $24.67 $18.64 $20.26 $20.20 $19.76
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.53 0.52 0.49 0.46 0.43
Net realized and unrealized gains (losses) 1.78 2.62 6.74 (1.33) 0.67 1.94
Total from investment operations ........ 2.04 3.15 7.26 (0.84) 1.13 2.37
Less distributions from:
Net investment income .............. (0.31) (0.56) (0.49) (0.47) (0.47) (0.52)
Net realized gains ................. (1.40) (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ................... (1.71) (2.03) (1.23) (0.78) (1.07) (1.93)
Net asset value, end of period .......... $26.12 $25.79 $24.67 $18.64 $20.26 $20.20
Total return
c
....................... 8.56% 13.99% 40.74% (4.55)% 5.56% 12.29%
Ratios to average net assets
d
Expenses
e
........................ 0.81% 0.80% 0.81% 0.81%
f
0.82%
f
0.82%
f
Net investment income ............... 2.02% 2.20% 2.54% 2.34% 2.08% 2.10%
Supplemental data
Net assets , end of period (000’s) ........ $1,814,721 $1,641,721 $1,386,488 $1,116,740 $1,200,671 $982,201
Portfolio turnover rate ................ 3.96% 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.80 $24.68 $18.65 $20.27 $20.21 $19.77
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.55 0.54 0.50 0.47 0.45
Net realized and unrealized gains (losses) 1.78 2.62 6.74 (1.31) 0.68 1.94
Total from investment operations ........ 2.05 3.17 7.28 (0.81) 1.15 2.39
Less distributions from:
Net investment income .............. (0.32) (0.58) (0.51) (0.50) (0.49) (0.54)
Net realized gains ................. (1.40) (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ................... (1.72) (2.05) (1.25) (0.81) (1.09) (1.95)
Net asset value, end of period .......... $26.13 $25.80 $24.68 $18.65 $20.27 $20.21
Total return
c
....................... 8.61% 14.10% 40.85% (4.45)% 5.67% 12.40%
Ratios to average net assets
d
Expenses
e
........................ 0.71% 0.70% 0.71% 0.71%
f
0.72%
f
0.72%
f
Net investment income ............... 2.12% 2.29% 2.65% 2.42% 2.16% 2.20%
Supplemental data
Net assets , end of period (000’s) ........ $3,533,491 $3,453,500 $3,373,642 $2,752,653 $3,230,150 $3,321,370
Portfolio turnover rate ................ 3.96% 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.60 $24.51 $18.53 $20.14 $20.09 $19.65
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.42 0.43 0.39 0.36 0.34
Net realized and unrealized gains (losses) 1.76 2.60 6.70 (1.30) 0.67 1.95
Total from investment operations ........ 1.97 3.02 7.13 (0.91) 1.03 2.29
Less distributions from:
Net investment income .............. (0.26) (0.46) (0.41) (0.39) (0.38) (0.44)
Net realized gains ................. (1.40) (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ................... (1.66) (1.93) (1.15) (0.70) (0.98) (1.85)
Net asset value, end of period .......... $25.91 $25.60 $24.51 $18.53 $20.14 $20.09
Total return
c
....................... 8.33% 13.51% 40.18% (4.91)% 5.11% 11.91%
Ratios to average net assets
d
Expenses
e
........................ 1.21% 1.20% 1.21% 1.21%
f
1.22%
f
1.22%
f
Net investment income ............... 1.62% 1.79% 2.13% 1.90% 1.66% 1.69%
Supplemental data
Net assets , end of period (000’s) ........ $199,116 $196,416 $214,725 $218,134 $302,959 $350,553
Portfolio turnover rate ................ 3.96% 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.65 $24.55 $18.56 $20.17 $20.12 $19.68
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.46 0.47 0.43 0.40 0.38
Net realized and unrealized gains (losses) 1.78 2.61 6.70 (1.31) 0.67 1.94
Total from investment operations ........ 2.00 3.07 7.17 (0.88) 1.07 2.32
Less distributions from:
Net investment income .............. (0.28) (0.50) (0.44) (0.42) (0.42) (0.47)
Net realized gains ................. (1.40) (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ................... (1.68) (1.97) (1.18) (0.73) (1.02) (1.88)
Net asset value, end of period .......... $25.97 $25.65 $24.55 $18.56 $20.17 $20.12
Total return
c
....................... 8.43% 13.70% 40.36% (4.76)% 5.26% 12.06%
Ratios to average net assets
d
Expenses
e
........................ 1.06% 1.05% 1.06% 1.06%
f
1.07%
f
1.07%
f
Net investment income ............... 1.76% 1.94% 2.29% 2.08% 1.83% 1.85%
Supplemental data
Net assets , end of period (000’s) ........ $128,649 $117,107 $105,849 $89,085 $103,579 $83,441
Portfolio turnover rate ................ 3.96% 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.11 $24.95 $18.84 $20.47 $20.40 $19.93
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.61 0.59 0.56 0.54 0.50
Net realized and unrealized gains (losses) 1.81 2.65 6.81 (1.34) 0.67 1.96
Total from investment operations ........ 2.11 3.26 7.40 (0.78) 1.21 2.46
Less distributions from:
Net investment income .............. (0.35) (0.63) (0.55) (0.54) (0.54) (0.58)
Net realized gains ................. (1.40) (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ................... (1.75) (2.10) (1.29) (0.85) (1.14) (1.99)
Net asset value, end of period .......... $26.47 $26.11 $24.95 $18.84 $20.47 $20.40
Total return
c
....................... 8.74% 14.34% 41.15% (4.24)% 5.90% 12.71%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.51% 0.52% 0.52% 0.54% 0.58%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.50% 0.50% 0.49%
e
0.50%
e
0.50%
e
Net investment income ............... 2.33% 2.50% 2.85% 2.64% 2.41% 2.42%
Supplemental data
Net assets , end of period (000’s) ........ $371,599 $331,069 $271,797 $187,585 $223,710 $153,969
Portfolio turnover rate ................ 3.96% 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.11 $24.96 $18.84 $20.47 $20.40 $19.93
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.59 0.58 0.54 0.52 0.48
Net realized and unrealized gains (losses) 1.81 2.65 6.82 (1.33) 0.68 1.97
Total from investment operations ........ 2.10 3.24 7.40 (0.79) 1.20 2.45
Less distributions from:
Net investment income .............. (0.34) (0.62) (0.54) (0.53) (0.53) (0.57)
Net realized gains ................. (1.40) (1.47) (0.74) (0.31) (0.60) (1.41)
Total distributions ................... (1.74) (2.09) (1.28) (0.84) (1.13) (1.98)
Net asset value, end of period .......... $26.47 $26.11 $24.96 $18.84 $20.47 $20.40
Total return
c
....................... 8.70% 14.23% 41.12% (4.31)% 5.82% 12.62%
Ratios to average net assets
d
Expenses
e
........................ 0.56% 0.55% 0.56% 0.56%
f
0.57%
f
0.57%
f
Net investment income ............... 2.28% 2.45% 2.79% 2.57% 2.32% 2.35%
Supplemental data
Net assets , end of period (000’s) ........ $1,695,360 $1,560,848 $1,366,364 $1,134,602 $1,383,667 $1,200,859
Portfolio turnover rate ................ 3.96% 10.80% 6.80% 4.43% 5.66% 5.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2026
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Electric Utilities 60.6%
Alliant Energy Corp. ................................. United States 3,500,000 $ 251,160,000
American Electric Power Co., Inc. ....................... United States 600,000 78,648,000
Constellation Energy Corp. ............................ United States 1,050,000 293,212,500
Duke Energy Corp. .................................. United States 2,550,000 333,897,000
Edison International ................................. United States 2,500,000 182,950,000
Entergy Corp. ...................................... United States 4,100,000 460,676,000
Evergy, Inc. ........................................ United States 4,150,000 339,968,000
Eversource Energy .................................. United States 1,000,000 69,280,000
Exelon Corp. ....................................... United States 5,300,000 259,806,000
FirstEnergy Corp. ................................... United States 3,200,000 162,112,000
NextEra Energy, Inc. ................................. United States 8,300,000 770,904,000
NRG Energy, Inc. ................................... United States 800,000 116,912,000
OGE Energy Corp. .................................. United States 2,181,395 104,619,704
PG&E Corp. ....................................... United States 15,800,000 277,606,000
Pinnacle West Capital Corp. ........................... United States 1,000,000 100,750,000
PPL Corp. ......................................... United States 6,800,000 259,760,000
Southern Co. (The) .................................. United States 4,000,000 386,080,000
TXNM Energy, Inc. .................................. United States 800,000 46,768,000
Xcel Energy, Inc. .................................... United States 2,500,000 198,600,000
4,693,709,204
Gas Utilities 0.8%
ONE Gas, Inc. ..................................... United States 700,000 60,291,000
Independent Power and Renewable Electricity Producers 5.8%
Clearway Energy, Inc. , C .............................. United States 1,200,000 47,148,000
Drax Group plc ..................................... United Kingdom 10,000,000 118,177,685
Vistra Corp. ........................................ United States 1,900,000 285,627,000
450,952,685
Multi-Utilities 27.6%
Ameren Corp. ...................................... United States 2,200,000 241,824,000
Black Hills Corp. .................................... United States 500,000 34,705,000
CenterPoint Energy, Inc. .............................. United States 4,800,000 207,168,000
CMS Energy Corp. .................................. United States 1,600,000 124,128,000
Dominion Energy, Inc. ................................ United States 2,000,000 123,640,000
DTE Energy Co. .................................... United States 1,300,000 190,086,000
E.ON SE .......................................... Germany 5,000,000 109,507,345
National Grid plc .................................... United Kingdom 4,000,000 67,520,375
NiSource, Inc. ...................................... United States 5,700,000 265,962,000
Northwestern Energy Group, Inc. ....................... United States 1,400,000 92,316,000
Public Service Enterprise Group, Inc. .................... United States 2,050,000 165,947,500
Sempra, Inc. ....................................... United States 3,977,900 386,532,543
WEC Energy Group, Inc. .............................. United States 1,100,000 127,347,000
2,136,683,763
Oil, Gas & Consumable Fuels 3.1%
DT Midstream, Inc. .................................. United States 650,000 87,535,500
Targa Resources Corp. ............................... United States 350,000 87,755,500
Williams Cos., Inc. (The) .............................. United States 900,000 65,502,000
240,793,000
Water Utilities 1.6%
Essential Utilities, Inc. ................................ United States 1,250,000 50,337,500
United Utilities Group plc .............................. United Kingdom 4,000,000 69,744,660
120,082,160
Total Common Stocks (Cost $ 3,115,654,457 ) ..................................
7,702,511,812

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.5%
a,b
Franklin Institutional U.S. Government Money Market Fund ,
3.578% ......................................... United States 37,121,052 $ 37,121,052
Total Money Market Funds (Cost $ 37,121,052 ) ................................
37,121,052
Total Short Term Investments (Cost $ 37,121,052 ) ..............................
37,121,052
a
Total Investments (Cost $ 3,152,775,509 ) 100.0% ..............................
$7,739,632,864
Other Assets, less Liabilities 0.0%
†
..........................................
3,304,156
Net Assets 100.0% .........................................................
$7,742,937,020
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $10,549,896,950 $4,752,366,150 $72,881,585,688
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................. 272,993,493 298,392,261 732,356,675
Value - Unaffiliated issuers (Includes securities loaned of $ — , $ — and
$ 3,084,424 , respectively) ................................. $24,509,348,208 $15,897,928,868 $78,108,732,735
Value - Non-controlled affiliates (Note 3 f and 9 ) ................. 272,993,493 298,392,261 729,948,849
Cash .................................................. 2,564,143 1,895,264 34,988,883
Receivables:
Investment securities sold ................................. — — 294,631,736
Capital shares sold ...................................... 17,022,570 5,890,945 66,376,939
Dividends and interest ................................... 4,505,843 5,674,906 594,837,683
European Union tax reclaims (Note 1 h ) ....................... — — 1,558,407
Total assets ........................................ 24,806,434,257 16,209,782,244 79,831,075,232
Liabilities:
Payables:
Investment securities purchased ............................ — 57,567,273 1,049,532,778
Capital shares redeemed ................................. 22,647,865 30,575,037 45,850,819
Management fees ....................................... 8,834,896 6,024,739 24,398,130
Distribution fees ........................................ 3,551,504 2,895,647 11,786,136
Transfer agent fees ...................................... 3,566,113 3,340,129 11,554,730
Trustees' fees and expenses ............................... 4,261 16,071 61,991
Options written, at value (premiums received $ – , $ – and $ 23,402,612 , respectively) ............................................ — — 34,885,000
Payable upon return of securities loaned (Note 1 f ) ................ — — 3,172,000
Accrued expenses and other liabilities ......................... 793,279 270,802 1,786,269
Total liabilities ....................................... 39,397,918 100,689,698 1,183,027,853
Net assets, at value ............................... $24,767,036,339 $16,109,092,546 $78,648,047,379
Net assets consist of:
Paid-in capital ........................................... $9,696,348,512 $3,360,422,952 $72,692,096,399
Total distributable earnings (losses) ........................... 15,070,687,827 12,748,669,594 5,955,950,980
Net assets, at value ............................... $24,767,036,339 $16,109,092,546 $78,648,047,379

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A:
Net assets, at value ..................................... $12,413,952,342 $11,700,340,226 $26,460,879,299
Shares outstanding ...................................... 74,841,985 92,017,430 10,463,434,663
Net asset value per share
a ,b
................................ $165.87 $127.15 $2.53
Maximum offering price per share (net asset value per share ÷ 94 .50% ,
94 .50 % and 96 .25% , respectively)
b
.......................... $175.52 $134.55 $2.63
Class A1:
Net assets, at value ..................................... $— $— $29,438,920,060
Shares outstanding ...................................... — — 11,612,794,530
Net asset value per share
a ,b
................................ $— $— $2.54
Maximum offering price per share (net asset value per share ÷ — % ,
— % and 96 .25% )
b
...................................... $— $— $2.64
Class C:
Net assets, at value ..................................... $802,025,455 $257,400,215 $4,023,523,452
Shares outstanding ...................................... 6,351,289 2,562,624 1,552,928,859
Net asset value and maximum offering price per share
a ,b
.......... $126.28 $100.44 $2.59
Class R:
Net assets, at value ..................................... $250,488,897 $248,102,775 $366,003,648
Shares outstanding ...................................... 1,594,319 1,993,884 148,302,834
Net asset value and maximum offering price per share
b
........... $157.11 $124.43 $2.47
Class R6:
Net assets, at value ..................................... $7,943,796,351 $1,997,099,501 $2,147,137,119
Shares outstanding ...................................... 44,511,819 15,535,699 850,639,165
Net asset value and maximum offering price per share
b
........... $178.46 $128.55 $2.52
Advisor Class:
Net assets, at value ..................................... $3,356,773,294 $1,906,149,829 $16,211,583,801
Shares outstanding ...................................... 19,159,403 14,809,100 6,460,106,159
Net asset value and maximum offering price per share
b
........... $175.20 $128.71 $2.51
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,159,004,424 $3,115,654,457
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 51,781,958 37,121,052
Value - Unaffiliated issuers ................................................. $1,974,687,419 $7,702,511,812
Value - Non-controlled affiliates (Note 3 f ) ....................................... 51,781,958 37,121,052
Cash ................................................................... 1,243 2,497,349
Receivables:
Capital shares sold ....................................................... 429,735 4,436,501
Dividends and interest .................................................... 7,103,900 10,343,742
Total assets ......................................................... 2,034,004,255 7,756,910,456
Liabilities:
Payables:
Capital shares redeemed .................................................. 1,264,234 8,428,761
Management fees ........................................................ 781,795 3,085,912
Distribution fees ......................................................... 263,627 1,003,000
Transfer agent fees ....................................................... 653,342 1,266,302
Trustees' fees and expenses ................................................ 3,864 1,730
Accrued expenses and other liabilities .......................................... 173,123 187,731
Total liabilities ........................................................ 3,139,985 13,973,436
Net assets, at value ................................................ $2,030,864,270 $7,742,937,020
Net assets consist of:
Paid-in capital ............................................................ $3,135,862,405 $3,029,089,389
Total distributable earnings (losses) ............................................ (1,104,998,135) 4,713,847,631
Net assets, at value ................................................ $2,030,864,270 $7,742,937,020

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ...................................................... $516,928,573 $1,814,720,901
Shares outstanding ....................................................... 100,481,330 69,474,956
Net asset value per share
a ,b
................................................. $5.14 $26.12
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
............... $5.34 $27.14
Class A1:
Net assets, at value ...................................................... $1,090,882,961 $3,533,491,336
Shares outstanding ....................................................... 211,953,033 135,214,754
Net asset value per share
a ,b
................................................. $5.15 $26.13
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
............... $5.35 $27.15
Class C:
Net assets, at value ...................................................... $24,941,099 $199,116,401
Shares outstanding ....................................................... 4,885,413 7,684,384
Net asset value and maximum offering price per share
a ,b
........................... $5.11 $25.91
Class R:
Net assets, at value ...................................................... $11,385,526 $128,649,294
Shares outstanding ....................................................... 2,212,627 4,953,955
Net asset value and maximum offering price per share
b
............................ $5.15 $25.97
Class R6:
Net assets, at value ...................................................... $180,404,508 $371,598,763
Shares outstanding ....................................................... 34,877,323 14,040,981
Net asset value and maximum offering price per share
b
............................ $5.17 $26.47
Advisor Class:
Net assets, at value ...................................................... $206,321,603 $1,695,360,325
Shares outstanding ....................................................... 39,929,397 64,049,966
Net asset value and maximum offering price per share
b
............................ $5.17 $26.47
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Investment income:
Dividends: (net of foreign taxes of $859,170, $307,478 and $174,294, respectively)
Unaffiliated issuers ...................................... $35,808,312 $62,533,371 $361,701,272
Non-controlled affiliates (Note 3 f and 9 ) ....................... 1,250,195 2,894,411 5,446,510
Interest:
Unaffiliated issuers ...................................... — — 1,222,557,412
Non-controlled affiliates (Note 3 f and 9 ) ....................... — — 14,536,194
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (107,766) 12,110 (475,484)
Non-controlled affiliates (Note 3 f ) ........................... 505,896 19,552 932,598
Other income (Note 1h) .................................... — — 618,125
Total investment income ................................. 37,456,637 65,459,444 1,605,316,627
Expenses:
Management fees (Note 3 a ) ................................. 57,396,119 38,527,762 145,529,546
Distribution fees: (Note 3c )
    Class A .............................................. 17,392,217 15,916,251 32,162,747
    Class A1 ............................................. — — 22,137,042
    Class C .............................................. 4,719,824 1,467,358 13,061,218
    Class R .............................................. 709,676 686,644 883,949
Transfer agent fees: (Note 3e )
    Class A .............................................. 6,697,918 5,516,101 9,676,805
    Class A1 ............................................. — — 11,089,664
    Class C .............................................. 453,749 127,033 1,510,168
    Class R .............................................. 136,573 118,952 132,940
    Class R6 ............................................. 744,313 218,000 261,049
    Advisor Class .......................................... 1,818,569 916,419 5,937,656
Custodian fees .......................................... 103,355 51,020 237,323
Reports to shareholders fees ................................ 865,864 307,651 1,180,174
Registration and filing fees .................................. 310,961 226,320 585,863
Professional fees ......................................... 44,755 42,183 715,653
Trustees' fees and expenses ................................ 149,435 102,895 424,762
Other .................................................. 349,941 215,979 852,635
Total expenses ....................................... 91,893,269 64,440,568 246,379,194
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (79,599) (134,869) (315,392)
Net expenses ....................................... 91,813,670 64,305,699 246,063,802
Net investment income (loss) .......................... (54,357,033) 1,153,745 1,359,252,825

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... 1,646,228,697 1,763,216,052 1,979,977,498
Non-controlled affiliates (Note 3 f and 9 ) ..................... — — 17,736,634
Written options ......................................... — — (24,055,873)
Foreign currency transactions .............................. 1,007,175 (1,292) (543,793)
Net realized gain (loss) ................................ 1,647,235,872 1,763,214,760 1,973,114,466
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (4,852,503,378) (2,427,509,762) 753,605,938
Non-controlled affiliates (Note 3 f and 9 ) ..................... — — (2,489,520)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (15,570) (1,302) (233,595)
Unfunded loan commitment s ............................... — — 629
Written options ......................................... — — (8,173,569)
Net change in unrealized appreciation (depreciation) .......... (4,852,518,948) (2,427,511,064) 742,709,883
Net realized and unrealized gain (loss) .......................... (3,205,283,076) (664,296,304) 2,715,824,349
Net increase (decrease) in net assets resulting from operations ........ $(3,259,640,109) $(663,142,559) $4,075,077,174

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $104,204,159
Non-controlled affiliates (Note 3 f ) ............................................ 663,023 661,781
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (3,501,362) —
Paid in cash
a
.......................................................... 42,264,046 —
Total investment income .................................................. 39,425,707 104,865,940
Expenses:
Management fees (Note 3 a ) .................................................. 4,808,386 17,096,270
Distribution fees: (Note 3c )
    Class A ............................................................... 660,002 2,129,171
    Class A1 .............................................................. 807,641 2,577,661
    Class C ............................................................... 88,805 629,794
    Class R ............................................................... 29,486 295,016
Transfer agent fees: (Note 3e )
    Class A ............................................................... 365,967 750,848
    Class A1 .............................................................. 777,453 1,512,928
    Class C ............................................................... 18,931 85,295
    Class R ............................................................... 8,173 52,020
    Class R6 .............................................................. 36,236 84,629
    Advisor Class ........................................................... 148,905 708,769
Custodian fees ........................................................... 7,300 23,897
Reports to shareholders fees ................................................. 92,222 131,119
Registration and filing fees ................................................... 63,521 165,947
Professional fees .......................................................... 53,404 35,838
Trustees' fees and expenses ................................................. 13,223 38,550
Other ................................................................... 53,802 83,198
Total expenses ........................................................ 8,033,457 26,400,950
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (38,350) (61,452)
Net expenses ........................................................ 7,995,107 26,339,498
Net investment income ............................................... 31,430,600 78,526,442
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (3,665,163) 159,074,833
Foreign currency transactions ............................................... — 21,312
Net realized gain (loss) ................................................. (3,665,163) 159,096,145
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 9,364,818 377,963,376
Translation of other assets and liabilities denominated in foreign currencies ............. — (34,530)
Net change in unrealized appreciation (depreciation) ........................... 9,364,818 377,928,846
Net realized and unrealized gain (loss) ........................................... 5,699,655 537,024,991
Net increase (decrease) in net assets resulting from operations ......................... $37,130,255 $615,551,433
*
Includes gains from redemption in-kind. See Note 3 ( h ) and 11.
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Growth Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(54,357,033) $(86,869,975) $1,153,745 $16,335,505
Net realized gain (loss) ............ 1,647,235,872 3,073,128,408 1,763,214,760 2,969,063,716
Net change in unrealized appreciation
(depreciation) ................. (4,852,518,948) 3,188,271,493 (2,427,511,064) (873,178,377)
Net increase (decrease) in net
assets resulting from operations . (3,259,640,109) 6,174,529,926 (663,142,559) 2,112,220,844
Distributions to shareholders:
Class A ........................ (1,437,671,236) — (1,627,284,870) (949,453,356)
Class C ........................ (124,442,227) — (45,911,481) (30,614,082)
Class R ........................ (30,695,958) — (35,634,856) (22,949,548)
Class R6 ....................... (874,696,723) — (291,215,456) (207,509,079)
Advisor Class ................... (372,970,355) — (272,703,982) (199,986,133)
Total distributions to shareholders ..... (2,840,476,499) — (2,272,750,645) (1,410,512,198)
Capital share transactions: (Note 2 )
Class A ........................ 977,804,350 (378,905,607) 784,076,940 (101,382,552)
Class C ........................ 24,334,932 (142,431,550) 3,544,620 (46,666,359)
Class R ........................ 14,676,567 (31,252,009) 8,774,524 (29,326,003)
Class R6 ....................... 199,344,559 (1,441,095,247) (1,399,549) (444,310,199)
Advisor Class ................... 201,969,966 (129,444,812) (130,220,351) (1,070,201,913)
Total capital share transactions ....... 1,418,130,374 (2,123,129,225) 664,776,184 (1,691,887,026)
Net increase (decrease) in net
assets ..................... (4,681,986,234) 4,051,400,701 (2,271,117,020) (990,178,380)
Net assets:
Beginning of period ................ 29,449,022,573 25,397,621,872 18,380,209,566 19,370,387,946
End of period ..................... $24,767,036,339 $29,449,022,573 $16,109,092,546 $18,380,209,566

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income Fund Franklin U.S. Government Securities Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,359,252,825 $2,878,918,932 $31,430,600 $66,597,572
Net realized gain (loss) ............ 1,973,114,466 1,779,359,008 (3,665,163) (14,554,664)
Net change in unrealized appreciation
(depreciation) ................. 742,709,883 103,029,435 9,364,818 (3,916,869)
Net increase (decrease) in net
assets resulting from operations . 4,075,077,174 4,761,307,375 37,130,255 48,126,039
Distributions to shareholders:
Class A ........................ (751,331,990) (1,271,119,950) (8,774,181) (18,552,964)
Class A1 ....................... (878,125,098) (1,622,901,034) (19,184,738) (41,049,701)
Class C ........................ (107,083,797) (204,717,280) (396,318) (1,020,296)
Class R ........................ (10,140,978) (17,493,546) (181,330) (385,027)
Class R6 ....................... (62,957,964) (108,238,757) (3,261,366) (6,520,721)
Advisor Class ................... (482,297,261) (822,375,326) (3,822,306) (8,171,660)
Total distributions to shareholders ..... (2,291,937,088) (4,046,845,893) (35,620,239) (75,700,369)
Capital share transactions: (Note 2 )
Class A ........................ 920,752,529 1,350,736,450 (18,732,568) (50,425,566)
Class A1 ....................... (761,498,662) (1,705,608,672) (57,610,112) (130,543,905)
Class C ........................ (82,024,613) (564,524,250) (4,584,471) (13,479,133)
Class R ........................ 11,760,788 9,088,279 (1,190,984) (1,076,979)
Class R6 ....................... 119,370,499 22,023,526 4,590,580 (8,301,897)
Advisor Class ................... 492,408,857 598,777,917 (11,742,445) (34,453,452)
Total capital share transactions ....... 700,769,398 (289,506,750) (89,270,000) (238,280,932)
Net increase (decrease) in net
assets ..................... 2,483,909,484 424,954,732 (87,759,984) (265,855,262)
Net assets:
Beginning of period ................ 76,164,137,895 75,739,183,163 2,118,624,254 2,384,479,516
End of period ..................... $78,648,047,379 $76,164,137,895 $2,030,864,270 $2,118,624,254

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Utilities Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $78,526,442 $154,047,483
Net realized gain (loss) ................................................. 159,096,145 423,783,116
Net change in unrealized appreciation (depreciation) ........................... 377,928,846 325,763,318
Net increase (decrease) in net assets resulting from operations ................ 615,551,433 903,593,917
Distributions to shareholders:
Class A ............................................................. (111,124,782) (117,227,996)
Class A1 ............................................................ (225,720,543) (274,729,016)
Class C ............................................................. (12,246,069) (15,941,987)
Class R ............................................................. (7,546,075) (8,464,322)
Class R6 ............................................................ (22,778,972) (23,315,691)
Advisor Class ........................................................ (106,757,028) (114,682,075)
Total distributions to shareholders .......................................... (486,173,469) (554,361,087)
Capital share transactions: (Note 2 )
Class A ............................................................. 141,361,436 172,052,963
Class A1 ............................................................ 21,572,702 (78,715,660)
Class C ............................................................. (742,322) (26,458,050)
Class R ............................................................. 9,364,968 5,725,717
Class R6 ............................................................ 34,118,472 41,802,930
Advisor Class ........................................................ 107,222,412 118,156,367
Total capital share transactions ............................................ 312,897,668 232,564,267
Net increase (decrease) in net assets ................................... 442,275,632 581,797,097
Net assets:
Beginning of period ..................................................... 7,300,661,388 6,718,864,291
End of period .......................................................... $7,742,937,020 $7,300,661,388

Franklin Custodian Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of five
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

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Semiannual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Semiannual Report
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 8  regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
g. Senior Floating Rate Interests
(continued)

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Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2026
Shares sold
a
................................... 4,789,326 $914,217,008 3,711,207 $532,550,305
Shares issued in reinvestment of distributions .......... 7,245,036 1,365,182,044 11,596,695 1,567,525,219
Shares redeemed ............................... (6,843,895) (1,301,594,702) (9,271,785) (1,315,998,584)
Net increase (decrease) .......................... 5,190,467 $977,804,350 6,036,117 $784,076,940
Year ended September 30, 2025
Shares sold
a
................................... 9,539,233 $1,686,587,564 5,974,715 $829,206,031
Shares issued in reinvestment of distributions .......... — — 6,752,403 913,802,666
Shares redeemed ............................... (11,753,492) (2,065,493,171) (13,333,325) (1,844,391,249)
Net increase (decrease) .......................... (2,214,259) $(378,905,607) (606,207) $(101,382,552)
Class C
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Semiannual Report
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended March 31, 2026
Shares sold ................................... 336,949 $50,280,482 159,032 $18,013,045
Shares issued in reinvestment of distributions .......... 839,549 120,685,192 424,814 45,455,133
Shares redeemed
a
.............................. (1,007,571) (146,630,742) (530,793) (59,923,558)
Net increase (decrease) .......................... 168,927 $24,334,932 53,053 $3,544,620
Year ended September 30, 2025
Shares sold ................................... 742,557 $103,526,167 322,386 $36,831,556
Shares issued in reinvestment of distributions .......... — — 271,757 30,295,415
Shares redeemed
a
.............................. (1,757,575) (245,957,717) (993,817) (113,793,330)
Net increase (decrease) .......................... (1,015,018) $(142,431,550) (399,674) $(46,666,359)
Class R
Class R Shares:
Six Months ended March 31, 2026
Shares sold ................................... 84,513 $15,509,674 90,941 $12,724,178
Shares issued in reinvestment of distributions .......... 171,860 30,695,958 269,182 35,631,597
Shares redeemed ............................... (171,750) (31,529,065) (284,287) (39,581,251)
Net increase (decrease) .......................... 84,623 $14,676,567 75,836 $8,774,524
Year ended September 30, 2025
Shares sold ................................... 160,616 $26,776,470 233,829 $31,921,682
Shares issued in reinvestment of distributions .......... — — 172,281 22,947,787
Shares redeemed ............................... (343,086) (58,028,479) (616,656) (84,195,472)
Net increase (decrease) .......................... (182,470) $(31,252,009) (210,546) $(29,326,003)
Class R6
Class R6 Shares:
Six Months ended March 31, 2026
Shares sold ................................... 4,600,477 $901,014,278 7,165,006 $979,888,686
Shares issued in reinvestment of distributions .......... 4,268,766 864,681,245 1,763,363 240,769,604
Shares redeemed in-kind (Not e 11) .................. (1,886,792) (357,452,830) (6,065,228) (822,209,896)
Shares redeemed ............................... (5,897,380) (1,208,898,134) (2,796,430) (399,847,943)
Net increase (decrease) .......................... 1,085,071 $199,344,559 66,711 $(1,399,549)
Year ended September 30, 2025
Shares sold ................................... 5,612,736 $1,038,684,259 2,172,400 $303,432,029
Shares issued in reinvestment of distributions .......... — — 1,293,937 176,570,684
Shares redeemed ............................... (13,113,148) (2,479,779,506) (6,581,231) (924,312,912)
Net increase (decrease) .......................... (7,500,412) $(1,441,095,247) (3,114,894) $(444,310,199)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended March 31, 2026
Shares sold ................................... 1,679,436 $337,299,332 794,917 $114,188,015
Shares issued in reinvestment of distributions .......... 1,695,530 337,240,955 1,718,309 234,961,582
Shares redeemed in-kind (Not e 3h) .................. — — (1,253,091) (192,061,237)
Shares redeemed ............................... (2,355,749) (472,570,321) (2,006,784) (287,308,711)
Net increase (decrease) .......................... 1,019,217 $201,969,966 (746,649) $(130,220,351)
Year ended September 30, 2025
Shares sold ................................... 3,539,499 $655,586,486 2,022,680 $283,957,451
Shares issued in reinvestment of distributions .......... — — 1,274,454 174,141,414
Shares redeemed in-kind (Not e 3h) .................. — — (5,161,739) (776,893,462)
Shares redeemed ............................... (4,293,157) (785,031,298) (5,351,855) (751,407,316)
Net increase (decrease) .......................... (753,658) $(129,444,812) (7,216,460) $(1,070,201,913)
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2026
Shares sold
a
................................... 873,300,936 $2,190,389,257 7,894,105 $40,858,478
Shares issued in reinvestment of distributions .......... 281,510,481 702,939,396 1,626,101 8,412,442
Shares redeemed ............................... (786,633,816) (1,972,576,124) (13,135,858) (68,003,488)
Net increase (decrease) .......................... 368,177,601 $920,752,529 (3,615,652) $(18,732,568)
Year ended September 30, 2025
Shares sold
a
................................... 1,645,099,692 $3,929,078,555 16,330,435 $82,477,833
Shares issued in reinvestment of distributions .......... 495,677,505 1,183,095,582 3,517,650 17,751,233
Shares redeemed ............................... (1,575,906,333) (3,761,437,687) (29,818,359) (150,654,632)
Net increase (decrease) .......................... 564,870,864 $1,350,736,450 (9,970,274) $(50,425,566)
Class A1
Class A1 Shares:
Six Months ended March 31, 2026
Shares sold ................................... 170,163,277 $427,095,476 2,718,778 $14,074,970
Shares issued in reinvestment of distributions .......... 324,212,781 810,778,979 3,377,875 17,474,933
Shares redeemed ............................... (796,524,854) (1,999,373,117) (17,226,621) (89,160,015)
Net increase (decrease) .......................... (302,148,796) $(761,498,662) (11,129,968) $(57,610,112)
Year ended September 30, 2025
Shares sold ................................... 348,040,057 $832,820,207 6,022,635 $30,443,697
Shares issued in reinvestment of distributions .......... 623,324,781 1,492,001,947 7,389,047 37,299,046
Shares redeemed ............................... (1,683,949,803) (4,030,430,826) (39,243,815) (198,286,648)
Net increase (decrease) .......................... (712,584,965) $(1,705,608,672) (25,832,133) $(130,543,905)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended March 31, 2026
Shares sold ................................... 157,937,103 $406,025,330 393,146 $2,016,422
Shares issued in reinvestment of distributions .......... 40,279,354 103,072,177 76,568 393,108
Shares redeemed
a
.............................. (230,386,239) (591,122,120) (1,362,534) (6,994,001)
Net increase (decrease) .......................... (32,169,782) $(82,024,613) (892,820) $(4,584,471)
Year ended September 30, 2025
Shares sold ................................... 249,603,975 $611,178,390 624,629 $3,129,158
Shares issued in reinvestment of distributions .......... 80,468,974 196,631,107 201,119 1,006,916
Shares redeemed
a
.............................. (562,467,075) (1,372,333,747) (3,516,366) (17,615,207)
Net increase (decrease) .......................... (232,394,126) $(564,524,250) (2,690,618) $(13,479,133)
Class R
Class R Shares:
Six Months ended March 31, 2026
Shares sold ................................... 12,317,314 $30,202,571 228,763 $1,183,076
Shares issued in reinvestment of distributions .......... 4,131,027 10,072,625 35,011 181,138
Shares redeemed ............................... (11,653,786) (28,514,408) (493,327) (2,555,198)
Net increase (decrease) .......................... 4,794,555 $11,760,788 (229,553) $(1,190,984)
Year ended September 30, 2025
Shares sold ................................... 20,948,721 $48,834,245 707,509 $3,574,573
Shares issued in reinvestment of distributions .......... 7,437,597 17,356,086 76,190 384,647
Shares redeemed ............................... (24,478,917) (57,102,052) (998,872) (5,036,199)
Net increase (decrease) .......................... 3,907,401 $9,088,279 (215,173) $(1,076,979)
Class R6
Class R6 Shares:
Six Months ended March 31, 2026
Shares sold ................................... 98,042,688 $245,071,824 4,477,325 $23,310,649
Shares issued in reinvestment of distributions .......... 23,011,382 57,348,690 615,135 3,198,453
Shares redeemed ............................... (73,168,025) (183,050,015) (4,211,189) (21,918,522)
Net increase (decrease) .......................... 47,886,045 $119,370,499 881,271 $4,590,580
Year ended September 30, 2025
Shares sold ................................... 145,093,976 $345,896,629 8,133,248 $41,329,227
Shares issued in reinvestment of distributions .......... 41,399,571 98,577,215 1,260,173 6,394,401
Shares redeemed ............................... (177,590,485) (422,450,318) (11,041,506) (56,025,525)
Net increase (decrease) .......................... 8,903,062 $22,023,526 (1,648,085) $(8,301,897)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended March 31, 2026
Shares sold ................................... 607,212,838 $1,511,721,748 4,260,666 $22,152,443
Shares issued in reinvestment of distributions .......... 180,368,168 446,806,887 628,346 3,263,360
Shares redeemed ............................... (589,290,006) (1,466,119,778) (7,143,246) (37,158,248)
Net increase (decrease) .......................... 198,291,000 $492,408,857 (2,254,234) $(11,742,445)
Year ended September 30, 2025
Shares sold ................................... 1,130,778,460 $2,682,616,741 10,592,078 $53,760,640
Shares issued in reinvestment of distributions .......... 321,283,412 760,714,289 1,396,091 7,072,797
Shares redeemed ............................... (1,201,400,518) (2,844,553,113) (18,791,112) (95,286,889)
Net increase (decrease) .......................... 250,661,354 $598,777,917 (6,802,943) $(34,453,452)
Franklin Utilities Fund
Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2026
Shares sold
a
.................................................................. 10,319,204 $263,254,650
Shares issued in reinvestment of distributions ......................................... 4,154,199 99,167,591
Shares redeemed .............................................................. (8,659,230) (221,060,805)
Net increase (decrease) ......................................................... 5,814,173 $141,361,436
Year ended September 30, 2025
Shares sold
a
.................................................................. 15,661,722 $373,561,872
Shares issued in reinvestment of distributions ......................................... 4,623,100 104,922,300
Shares redeemed .............................................................. (12,816,887) (306,431,209)
Net increase (decrease) ......................................................... 7,467,935 $172,052,963
Class A1
Class A1 Shares:
Six Months ended March 31, 2026
Shares sold .................................................................. 2,401,584 $61,318,494
Shares issued in reinvestment of distributions ......................................... 8,716,870 208,180,933
Shares redeemed .............................................................. (9,761,809) (247,926,725)
Net increase (decrease) ......................................................... 1,356,645 $21,572,702
Year ended September 30, 2025
Shares sold .................................................................. 3,884,232 $92,619,529
Shares issued in reinvestment of distributions ......................................... 11,143,925 252,927,664
Shares redeemed .............................................................. (17,842,514) (424,262,853)
Net increase (decrease) ......................................................... (2,814,357) $(78,715,660)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Utilities Fund
Shares Amount
Class C Shares:
Six Months ended March 31, 2026
Shares sold .................................................................. 869,294 $21,916,783
Shares issued in reinvestment of distributions ......................................... 506,378 11,981,931
Shares redeemed
a
............................................................. (1,364,791) (34,641,036)
Net increase (decrease) ......................................................... 10,881 $(742,322)
Year ended September 30, 2025
Shares sold .................................................................. 1,253,719 $29,838,211
Shares issued in reinvestment of distributions ......................................... 692,595 15,557,621
Shares redeemed
a
............................................................. (3,034,801) (71,853,882)
Net increase (decrease) ......................................................... (1,088,487) $(26,458,050)
Class R
Class R Shares:
Six Months ended March 31, 2026
Shares sold .................................................................. 628,856 $16,100,706
Shares issued in reinvestment of distributions ......................................... 318,048 7,545,305
Shares redeemed .............................................................. (558,681) (14,281,043)
Net increase (decrease) ......................................................... 388,223 $9,364,968
Year ended September 30, 2025
Shares sold .................................................................. 842,794 $20,119,893
Shares issued in reinvestment of distributions ......................................... 375,446 8,463,615
Shares redeemed .............................................................. (963,665) (22,857,791)
Net increase (decrease) ......................................................... 254,575 $5,725,717
Class R6
Class R6 Shares:
Six Months ended March 31, 2026
Shares sold .................................................................. 2,734,299 $71,030,305
Shares issued in reinvestment of distributions ......................................... 938,043 22,699,244
Shares redeemed .............................................................. (2,313,045) (59,611,077)
Net increase (decrease) ......................................................... 1,359,297 $34,118,472
Year ended September 30, 2025
Shares sold .................................................................. 5,270,627 $126,990,339
Shares issued in reinvestment of distributions ......................................... 1,010,633 23,261,134
Shares redeemed .............................................................. (4,491,923) (108,448,543)
Net increase (decrease) ......................................................... 1,789,337 $41,802,930
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Utilities Fund
Shares Amount
Advisor Class Shares:
Six Months ended March 31, 2026
Shares sold .................................................................. 7,565,317 $195,905,493
Shares issued in reinvestment of distributions ......................................... 4,187,059 101,297,367
Shares redeemed .............................................................. (7,482,323) (189,980,448)
Net increase (decrease) ......................................................... 4,270,053 $107,222,412
Year ended September 30, 2025
Shares sold .................................................................. 11,901,087 $288,335,268
Shares issued in reinvestment of distributions ......................................... 4,718,892 108,516,065
Shares redeemed .............................................................. (11,591,826) (278,694,966)
Net increase (decrease) ......................................................... 5,028,153 $118,156,367
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended March 31, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Gross effective investment management fee rate ................... 0.410% 0.436% 0.376%
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate .................................... 0.462% 0.462%
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.15%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.15% 0.15%
Class C ............................... 0.65% 0.65%
Class R ............................... 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended March 31, 2026, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $1,520,083 $556,889 $1,388,732
CDSC retained ............................................ $59,999 $33,631 $510,242
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $6,890 $60,200
CDSC retained ............................................................. $5,938 $17,091
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Transfer agent fees ......................................... $2,840,804 $1,996,030 $8,340,798
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees .......................................................... $523,445 $962,957
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $46,741,591 $1,819,738,678 $(1,593,486,776) $— $— $272,993,493 272,993,493 $1,250,195
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $55,963,000 $311,943,000 $(367,906,000) $— $— $— — $505,896
Total Affiliated Securities ... $102,704,591 $2,131,681,678 $(1,961,392,776) $— $— $272,993,493 $1,756,091
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $52,469,504 $1,731,252,998 $(1,485,330,241) $— $— $298,392,261 298,392,261 $2,894,411
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $2,570,000 $16,596,000 $(19,166,000) $— $— $— — $19,552
Total Affiliated Securities ... $55,039,504 $1,747,848,998 $(1,504,496,241) $— $— $298,392,261 $2,913,963
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $90,558,756 $— $— $— $(1,337,532) $89,221,224 7,867,833 $3,162,869
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ 50,647,897 5,463,209,247 (5,386,988,565) — — 126,868,579 126,868,579 2,283,641
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until January 31, 2027.
h. Other Affiliated Transactions
During the year ended September 30, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin Growth Fund. As a result, on November 22, 2024, the
Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $576,845,046 of net realized gains. During the period ended March 31, 2026, Putnam Large Cap Growth Fund redeemed out of Franklin
Growth Fund. As a result, on October 17, 2025, the Fund delivered portfolio securities and cash that were transferred in-kind to the Putnam Large Cap Growth Fund, which included $115,202,788 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Income Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $111,490,000 $476,850,000 $(585,168,000) $— $— $3,172,000 3,172,000 $932,598
Total Affiliated Securities ... $252,696,653 $5,940,059,247 $(5,972,156,565) $— $(1,337,532) $219,261,803 $6,379,108
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $40,759,933 $166,277,902 $(155,255,877) $— $— $51,781,958 51,781,958 $663,023
Total Affiliated Securities ... $40,759,933 $166,277,902 $(155,255,877) $— $— $51,781,958 $663,023
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $18,834,175 $415,771,736 $(397,484,859) $— $— $37,121,052 37,121,052 $661,781
Total Affiliated Securities ... $18,834,175 $415,771,736 $(397,484,859) $— $— $37,121,052 $661,781
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
i. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, (excluding in-kind transactions) for the period ended March 31, 2026, were as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2025, the deferred losses were as follows:
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin Growth
Fund
Purchases ................................................................................. $—
Sales ..................................................................................... $2,006,294
Net Realized Gains (Losses) .................................................................... $(1,626,981)
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ — $ 349,522,267
Long term ............................................................... 58,195,211 561,762,093
Total capital loss carryforwards .............................................. $58,195,211 $911,284,360
Franklin Dynatech
Fund
Late-year ordinary loss .........................................................................
$69,691,855
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
a a a a
Cost of investments ........................................ $10,822,906,600 $5,051,256,236 $73,901,859,178
Unrealized appreciation ...................................... $14,026,121,694 $11,395,241,573 $6,421,232,657
Unrealized depreciation ...................................... (66,686,593) (250,176,680) (1,519,295,251)
Net unrealized appreciation (depreciation) ........................ $13,959,435,101 $11,145,064,893 $4,901,937,406
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, equity-linked securities, net operating losses and in-kind transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended March 31,
2026, were as follows:
At March 31, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk
At March 31, 2026, Franklin Income Fund had 20.4% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a
Cost of investments ......................................................... $2,212,515,581 $3,151,681,788
Unrealized appreciation ....................................................... $6,214,405 $4,588,256,620
Unrealized depreciation ....................................................... (192,260,609) (305,544)
Net unrealized appreciation (depreciation) ......................................... $(186,046,204) $4,587,951,076
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Purchases ............................................... $4,107,818,919 $829,280,065 $25,750,420,880
Sales ................................................... $5,446,469,838
a
$1,638,341,585
b
$24,736,020,116
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases ................................................................ $152,164,795 $294,484,681
Sales .................................................................... $253,237,244 $386,088,131
a
Sales of investments excludes in-kind transactions of $346,727,200.
b
Sales of investments excludes in-kind transactions of $991,675,794.
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................................................................... $3,172,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
4. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 $ 25,000,003 $ 79,301,739
2,353 Canva Australia Holdings Pty. Ltd., A ............. 11/08/21 4,011,298 3,873,367
94 Canva Australia Holdings Pty. Ltd., A-3 ............ 11/08/21 160,247 154,737
8 Canva Australia Holdings Pty. Ltd., A-4 ............ 11/08/21 13,638 13,169
5 Canva Australia Holdings Pty. Ltd., A-5 ............ 11/08/21 8,524 8,231
25,413 Canva Australia Holdings Pty. Ltd., B ............. 11/08/21 43,323,040 41,833,356
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 9,547,368
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 13,307,754
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 9,201,592
17,336 OpenAI Foundation .......................... 10/03/25 7,454,480 11,921,794
98,050 Plaid, Inc., A ................................ 3/31/25 19,999,906 24,621,603
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 34,489,846
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 112,373,342
Total Restricted Securities (Value is 2.1% of Net Assets) ............... $228,735,828 $340,647,898
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Income Fund
84,626,155 BX Frontier Member II LLC, 6.1%, 12/31/60 ........ 3/17/26 $ 84,626,155 $ 84,626,155
16,000 QXO, Inc., C ............................... 3/23/26 160,000,000 160,000,000
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $244,626,155 $244,626,155
*
In U.S. dollars unless otherwise indicated.

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Other Derivative Information
At March 31, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the period ended March 31, 2026 , the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended March 31, 2026, the average month end notional amount of options represented $45,612,871.
See Note 1(d) regarding derivative financial instruments.
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2026, investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 34,885,000
Total .................... $— $34,885,000
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options $(24,055,873) Written options $(8,173,569)
Total ....................... $(24,055,873) $(8,173,569)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Ardagh Holdings SA, 144A $ — $ 89,274,785 $ (50,769,771) $ 11,220,376 $ 11,774,730 $ 61,500,120 7,800,000 $ —
Ardagh Holdings SA,
11/12/35 .......... — 91,187,300 (59,312,050) — 7,547,904 39,423,154 5,000,000 —

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended March 31, 2026, the
Funds did not use the Global Credit Facility.
11. Redemption In-Kind
During the period ended March 31, 2026, Franklin DynaTech Fund realized $302,686,861 of net gains resulting from non-pro rata redemptions in-kind in which shareholders redeemed fund shares for cash and selected portfolio securities held by the
Fund, whereby portfolio securities selected by the investment manager were distributed to the redeeming shareholders of the
Fund. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gain to paid-in capital.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Income Fund (continued)
Non-Controlled Affiliates
Interest
Ardagh Group SA,
Secured Note, 144A,
PIK, 12%, 12/01/30 ... $ 250,887,000 $ 239,890,011 $ (249,047,985) $ — $ (28,835,248) $ 212,893,778 260,000,000 $ 6,742,848
Ardagh Group SA, Senior
Secured Note, 144A,
9.5%, 12/01/30 ...... — 162,445,491 — — 15,180,284 177,625,775 169,278,000 6,477,235
Ardagh Metal Packaging
Finance USA LLC /
Ardagh Metal Packaging
Finance plc, Senior
Note, 144A, 4%, 9/01/29 115,118,624 1,000,245 (96,571,250) 6,516,258 (6,819,658) 19,244,219 21,000,000 1,316,111
Total Affiliated Securities
(Value at End of Period
is 0.7% of Net Assets) . $366,005,624 $583,797,832 $(455,701,056) $17,736,634 $(1,151,988) $510,687,046 $14,536,194
*In U.S. dollars unless otherwise indicated.
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
During the period ended March 31, 2026, Franklin Growth Fund realized $706,119,325 of net gains resulting from non-pro rata redemptions in-kind in which shareholders redeemed fund shares for cash and selected portfolio securities held by the
Fund, whereby portfolio securities selected by the investment manager were distributed to the redeeming shareholders of the
Fund. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gain to paid-in capital.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 710,456,900 $ — $ — $ 710,456,900
Air Freight & Logistics ................... 4,151,750 — — 4,151,750
Automobiles .......................... 669,150,000 — — 669,150,000
Biotechnology ......................... 966,657,500 151,939,000 — 1,118,596,500
Broadline Retail ....................... 2,368,445,200 — — 2,368,445,200
Capital Markets ........................ 103,950,000 — — 103,950,000
Communications Equipment .............. 315,836,000 — — 315,836,000
Construction & Engineering ............... 235,592,600 — — 235,592,600
Electrical Equipment .................... 591,785,500 — — 591,785,500
Electronic Equipment, Instruments &
Components ........................ 1,002,555,000 — — 1,002,555,000
Energy Equipment & Services ............. 180,909,500 — — 180,909,500
Entertainment ......................... 384,600,000 — — 384,600,000
Financial Services ...................... 676,985,000 — — 676,985,000
Ground Transportation .................. 35,965,000 — — 35,965,000
Health Care Equipment & Supplies ......... 308,006,000 — — 308,006,000
Health Care Providers & Services .......... 188,639,500 — — 188,639,500
Health Care Technology ................. 18,247,500 — — 18,247,500
Hotels, Restaurants & Leisure ............. 225,378,000 — — 225,378,000
Interactive Media & Services .............. 2,869,620,000 — — 2,869,620,000
IT Services ........................... 958,109,361 — — 958,109,361
Life Sciences Tools & Services ............ 45,220,000 15,372,992 — 60,592,992
Machinery ............................ 26,600,000 — — 26,600,000
Pharmaceuticals ....................... 489,644,500 — — 489,644,500
Semiconductors & Semiconductor Equipment . 6,745,009,700 204,711,205 — 6,949,720,905
Software ............................. 2,712,462,500 — — 2,712,462,500
11. Redemption In-Kind
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Specialty Retail ........................ $ 78,595,000 $ — $ — $ 78,595,000
Technology Hardware, Storage & Peripherals . 1,224,753,000 — — 1,224,753,000
Warrants ............................... — — —
b
—
Short Term Investments ................... 272,993,493 — — 272,993,493
Total Investments in Securities ........... $24,410,318,504 $372,023,197
c
$— $24,782,341,701
Franklin Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 806,618,643 — — 806,618,643
Beverages ........................... 220,376,873 — — 220,376,873
Biotechnology ......................... 89,646,986 — — 89,646,986
Broadline Retail ....................... 794,347,586 — — 794,347,586
Building Products ...................... 469,830,389 — — 469,830,389
Capital Markets ........................ 801,354,152 — — 801,354,152
Chemicals ........................... 439,624,415 — — 439,624,415
Commercial Services & Supplies ........... 127,776,487 — — 127,776,487
Communications Equipment .............. 83,315,296 — — 83,315,296
Construction Materials .................. 186,194,775 — — 186,194,775
Consumer Staples Distribution & Retail ...... 219,348,122 — — 219,348,122
Electric Utilities ........................ 248,381,714 — — 248,381,714
Electrical Equipment .................... 226,990,290 — — 226,990,290
Electronic Equipment, Instruments &
Components ........................ 518,855,877 — — 518,855,877
Entertainment ......................... 278,670,259 — — 278,670,259
Financial Services ...................... 593,025,574 — — 593,025,574
Ground Transportation .................. 388,102,332 — — 388,102,332
Health Care Equipment & Supplies ......... 470,602,842 — — 470,602,842
Health Care Providers & Services .......... 83,924,841 — — 83,924,841
Hotels, Restaurants & Leisure ............. 112,200,818 — — 112,200,818
Interactive Media & Services .............. 1,257,001,516 — — 1,257,001,516
IT Services ........................... 148,942,272 — 41,833,356 190,775,628
Life Sciences Tools & Services ............ 623,070,495 — — 623,070,495
Machinery ............................ 663,428,888 — — 663,428,888
Pharmaceuticals ....................... 465,697,716 — — 465,697,716
Professional Services ................... 31,986,347 — — 31,986,347
Semiconductors & Semiconductor Equipment . 2,675,707,721 — — 2,675,707,721
Software ............................. 1,613,654,280 — 80,580,611 1,694,234,891
Specialty Retail ........................ 42,549,761 — — 42,549,761
Technology Hardware, Storage & Peripherals . 549,958,108 — — 549,958,108
Trading Companies & Distributors .......... 212,499,704 — — 212,499,704
Convertible Preferred Stocks ................ — — 218,233,931 218,233,931
Preferred Stocks ......................... — 113,595,891 — 113,595,891
Short Term Investments ................... 298,392,261 — — 298,392,261
Total Investments in Securities ........... $15,742,077,340 $113,595,891
d
$340,647,898 $16,196,321,129
Franklin Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 533,194,000 — — 533,194,000
Air Freight & Logistics ................... 49,190,000 — — 49,190,000
Automobiles .......................... — 153,657,236 — 153,657,236
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Banks ............................... $ 1,156,391,500 $ — $ — $ 1,156,391,500
Beverages ........................... 1,004,600,000 — — 1,004,600,000
Biotechnology ......................... 652,470,000 — — 652,470,000
Broadline Retail ....................... 238,682,835 — — 238,682,835
Capital Markets ........................ 351,415,200 — — 351,415,200
Chemicals ........................... 726,225,000 153,976,028 — 880,201,028
Communications Equipment .............. 465,540,000 — — 465,540,000
Consumer Staples Distribution & Retail ...... 181,800,000 — — 181,800,000
Containers & Packaging ................. 139,230,000 61,500,120 — 200,730,120
Diversified Telecommunication Services ..... 606,180,000 — — 606,180,000
Electric Utilities ........................ 1,853,103,208 — — 1,853,103,208
Energy Equipment & Services ............. 33,403,500 — — 33,403,500
Food Products ........................ 396,400,000 — — 396,400,000
Ground Transportation .................. 485,240,000 — — 485,240,000
Health Care Equipment & Supplies ......... 801,844,000 — — 801,844,000
Health Care Providers & Services .......... 133,375,000 — — 133,375,000
Hotels, Restaurants & Leisure ............. 310,696,763 — — 310,696,763
Household Products .................... 1,227,740,000 — — 1,227,740,000
Industrial Conglomerates ................ 452,060,000 — — 452,060,000
Insurance ............................ — 45,951,563 — 45,951,563
IT Services ........................... 484,780,000 — — 484,780,000
Metals & Mining ....................... 220,425,000 — — 220,425,000
Multi-Utilities .......................... 560,905,000 — — 560,905,000
Oil, Gas & Consumable Fuels ............. 4,162,770,000 — — 4,162,770,000
Pharmaceuticals ....................... 1,143,320,000 101,614,656 — 1,244,934,656
Semiconductors & Semiconductor Equipment . 155,312,000 — — 155,312,000
Software ............................. 86,989,950 — — 86,989,950
Specialty Retail ........................ 611,475,000 — — 611,475,000
Technology Hardware, Storage & Peripherals . 65,652,000 — — 65,652,000
Tobacco ............................. 165,340,000 — — 165,340,000
Management Investment Companies ......... 89,221,224 — — 89,221,224
Equity-Linked Securities ................... — 16,804,496,274 — 16,804,496,274
Convertible Preferred Stocks :
Aerospace & Defense ................... 324,400,000 — — 324,400,000
Capital Markets ........................ 233,195,000 — — 233,195,000
Chemicals ........................... 287,400,000 — — 287,400,000
Electric Utilities ........................ 663,550,000 — — 663,550,000
Financial Services ...................... — 168,800,000 — 168,800,000
Software ............................. 270,060,000 — — 270,060,000
Trading Companies & Distributors .......... — — 160,000,000 160,000,000
Preferred Stocks ......................... 35,700,000 — — 35,700,000
Warrants ............................... — 39,423,154 — 39,423,154
Corporate Bonds :
Aerospace & Defense ................... — 1,059,081,742 — 1,059,081,742
Automobile Components ................. — 110,397,067 — 110,397,067
Automobiles .......................... — 510,903,878 — 510,903,878
Banks ............................... — 2,187,946,893 — 2,187,946,893
Biotechnology ......................... — 103,029,480 — 103,029,480
Building Products ...................... — 101,686,340 — 101,686,340
Capital Markets ........................ — 1,219,570,471 — 1,219,570,471
Chemicals ........................... — 1,036,448,436 — 1,036,448,436
Commercial Services & Supplies ........... — 50,650,700 84,626,155 135,276,855
Consumer Finance ..................... — 999,176,132 — 999,176,132
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Containers & Packaging ................. $ — $ 951,171,656 $ — $ 951,171,656
Diversified REITs ...................... — 149,040,068 — 149,040,068
Diversified Telecommunication Services ..... — 835,117,477 — 835,117,477
Electric Utilities ........................ — 1,848,474,493 — 1,848,474,493
Electrical Equipment .................... — 89,652,630 — 89,652,630
Energy Equipment & Services ............. — 188,771,545 — 188,771,545
Entertainment ......................... — 135,824,589 — 135,824,589
Food Products ........................ — 247,840,815 — 247,840,815
Ground Transportation .................. — 91,649,978 — 91,649,978
Health Care Equipment & Supplies ......... — 383,055,517 — 383,055,517
Health Care Providers & Services .......... — 4,617,462,993 — 4,617,462,993
Health Care Technology ................. — 17,628,430 — 17,628,430
Hotels, Restaurants & Leisure ............. — 1,473,284,969 — 1,473,284,969
Household Durables .................... — 150,884,965 — 150,884,965
Independent Power and Renewable Electricity
Producers .......................... — 107,963,556 — 107,963,556
Insurance ............................ — 250,982,492 — 250,982,492
IT Services ........................... — 94,602,170 — 94,602,170
Media ............................... — 224,499,864 — 224,499,864
Metals & Mining ....................... — 837,410,902 — 837,410,902
Multi-Utilities .......................... — 20,604,056 — 20,604,056
Oil, Gas & Consumable Fuels ............. — 2,542,349,964 — 2,542,349,964
Passenger Airlines ..................... — 848,978,383 — 848,978,383
Personal Care Products ................. — 95,131,835 — 95,131,835
Pharmaceuticals ....................... — 549,108,424 — 549,108,424
Semiconductors & Semiconductor Equipment . — 207,598,564 — 207,598,564
Software ............................. — 752,691,188 — 752,691,188
Specialized REITs ...................... — 191,912,960 — 191,912,960
Specialty Retail ........................ — 98,896,795 — 98,896,795
Technology Hardware, Storage & Peripherals . — 133,187,427 — 133,187,427
Textiles, Apparel & Luxury Goods .......... — 241,873,093 — 241,873,093
Tobacco ............................. — 186,108,094 — 186,108,094
Trading Companies & Distributors .......... — 337,919,089 — 337,919,089
Senior Floating Rate Interests ............... — 823,653,320 — 823,653,320
U.S. Government and Agency Securities ....... — 6,317,156,657 — 6,317,156,657
Asset-Backed Securities ................... — 80,149,771 — 80,149,771
Mortgage-Backed Securities ................ — 4,328,543,643 — 4,328,543,643
Short Term Investments ................... 130,040,579 1,745,246,128 — 1,875,286,707
Total Investments in Securities ........... $21,489,316,759 $57,104,738,670
e
$244,626,155 $78,838,681,584
Liabilities:
Other Financial Instruments:
Options Written .......................... $34,885,000 $— $— $34,885,000
Total Other Financial Instruments ......... $34,885,000 $— $— $34,885,000
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... — 51,663,797 — 51,663,797
Mortgage-Backed Securities ................ — 1,923,023,622 — 1,923,023,622
Short Term Investments ................... 51,781,958 — — 51,781,958
Total Investments in Securities ........... $51,781,958 $1,974,687,419 $— $2,026,469,377
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2026, the reconciliation is as follows:
Level 3 financial instruments, for Franklin Growth Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs as well as the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Level 1 Level 2 Level 3 Total
Franklin Utilities Fund
Assets:
Investments in Securities:
a
Common Stocks :
Electric Utilities ........................ $ 4,693,709,204 $ — $ — $ 4,693,709,204
Gas Utilities .......................... 60,291,000 — — 60,291,000
Independent Power and Renewable Electricity
Producers .......................... 332,775,000 118,177,685 — 450,952,685
Multi-Utilities .......................... 1,959,656,043 177,027,720 — 2,136,683,763
Oil, Gas & Consumable Fuels ............. 240,793,000 — — 240,793,000
Water Utilities ......................... 50,337,500 69,744,660 — 120,082,160
Short Term Investments ................... 37,121,052 — — 37,121,052
Total Investments in Securities ........... $7,374,682,799 $364,950,065
f
$— $7,739,632,864
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $372,023,197, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $113,595,891, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $353,584,827, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $364,950,065, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 41,833,356 $ — $ — $ — $ — $ — $ — $ — $ 41,833,356 $ —
Software .......... 48,961,336 7,454,480 — — — — — 24,164,795 80,580,611 24,164,795
Convertible Preferred
Stocks :
Aerospace & Defense . 53,092,601 — — — — — — 26,209,138 79,301,739 26,209,138
IT Services ........ 4,049,504 — — — — — — — 4,049,504 —
Software .......... 101,900,085 — — — — — — 32,982,603 134,882,688 32,982,603
Total Investments in
Securities ............ $249,836,882 $7,454,480 $— $— $— $— $— $83,356,536 $340,647,898 $83,356,536
a
Purchases include all purchases of securities and securities received in corporate actions.
12. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Custodian Funds

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FCF-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Custodian Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2026